FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, February 28, 2025 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 20.0%
Aerospace & Defense 0.6%
[a]The Boeing Co.	United States	11,136	$1,944,680
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	1,070
[a,b]Spirit AeroSystems Holdings Inc., A	United States	33,393	1,165,416

			3,111,166

Air Freight & Logistics 0.0%†
[a,b]Forward Air Corp.	United States	4,059	91,206

Automobiles 0.2%
Bayerische Motoren Werke AG	Germany	6,507	565,692
Byd Co. Ltd., H	China	5,648	270,656
General Motors Co.	United States	5,306	260,684

			1,097,032

Banks 0.1%
Banco Bpm SpA	Italy	38,348	384,112

Biotechnology 3.6%
[a]Alnylam Pharmaceuticals Inc.	United States	7,105	1,753,159
[a]Apellis Pharmaceuticals Inc.	United States	56,305	1,416,071
[a]Apogee Therapeutics Inc.	United States	16,299	512,440
[a,b]Argenx SE, ADR	Netherlands	3,224	2,013,936
[a]Biohaven Ltd.	United States	8,676	322,574
[a]Blueprint Medicines Corp.	United States	11,245	1,085,930
[a]Crinetics Pharmaceuticals Inc.	United States	43,061	1,540,723
[a]Ideaya Biosciences Inc.	United States	33,624	691,646
[a,b]Insmed Inc.	United States	21,149	1,724,701
[a,b,c]Kymera Therapeutics Inc.	United States	22,363	701,080
[a,c]Metsera Inc.	United States	5,644	139,858
[a,b]Neurocrine Biosciences Inc.	United States	12,817	1,521,634
[a]NewAmsterdam Pharma Co. NV	Netherlands	66,597	1,398,537
[a,d]SpringWorks Therapeutics Inc.	United States	5,000	288,800
[a,c]Travere Therapeutics Inc.	United States	36,101	772,561
[a,b]Vaxcyte Inc.	United States	15,222	1,111,510
[a]Vera Therapeutics Inc., A	United States	25,789	771,865
[a,b]Vertex Pharmaceuticals Inc.	United States	3,696	1,773,304
[a]Xenon Pharmaceuticals Inc.	Canada	25,073	928,202

			20,468,531

Building Products 0.4%
[a]Johnson Controls International PLC	United States	23,054	1,974,806

Capital Markets 0.1%
Ci Financial Corp.	Canada	35,215	763,813

Chemicals 0.7%
Air Products & Chemicals Inc.	United States	6,478	2,048,020
[a]Covestro AG	Germany	32,133	1,976,657
[a]Danimer Scientific Inc., 7/15/25, wts.	United States	24,481	318

			4,024,995

Commercial Services & Supplies 0.1%
Renewi PLC	United Kingdom	25,638	274,972
[a]Shanks Group PLC	United Kingdom	26,193	280,718

			555,690

Communications Equipment 0.2%
[a]Commscope Holding Co. Inc.	United States	6,842	43,447
[a]Infinera Corp.	United States	13,328	88,631
[d]Juniper Networks Inc.	United States	8,185	296,297

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Communications Equipment (continued)
[a,e]Riverbed Technology, Inc.	United States	1,499	$—
[a]Spirent Communications PLC	United Kingdom	389,752	909,449

			1,337,824

Construction & Engineering 0.6%
[a]Mastec Inc.	United States	19,170	2,503,410
[b]Quanta Services Inc.	United States	4,103	1,065,262

			3,568,672

Consumer Finance 0.0%†
[a]Moneylion Inc.	United States	3,272	285,057

Consumer Staples Distribution & Retail 0.1%
Albertsons Cos. Inc., A	United States	31,813	669,346

Diversified Financial Services 0.0%†
[a]Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	889
[a,e]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[e]Pershing Square Tontine Holdings Ltd., A, Contingent Value, rts., 12/31/33	United States	10,707	—
[a,b]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	648
[a,e]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	176
[a]Teract SA, 11/16/25, wts.	France	3,920	2

			1,715

Diversified Telecommunication Services 0.2%
[a]Frontier Communications Parent Inc.	United States	23,280	837,847

Electric Utilities 2.1%
Constellation Energy Corp.	United States	10,999	2,755,744
[b]Edison International	United States	7,384	401,985
Entergy Corp.	United States	17,959	1,568,000
Exelon Corp.	United States	46,122	2,038,592
[b]NextEra Energy Inc.	United States	15,397	1,080,408
[b]PG&E Corp.	United States	35,835	585,544
[b]PPL Corp.	United States	26,253	924,368
[b]Xcel Energy Inc.	United States	32,928	2,374,109

			11,728,750

Electrical Equipment 0.7%
[a,b]Array Technologies Inc.	United States	54,457	287,533
[a,b]Enovix Corp.	United States	90,592	808,081
[a]Fluence Energy Inc., A	United States	8,584	49,100
[b]GE Vernova Inc.	United States	4,589	1,538,141
Mitsubishi Electric Corp.	Japan	60,217	934,709
[a]Nextracker Inc., A	United States	5,644	248,449

			3,866,013

Energy Equipment & Services 0.1%
[a]Nabors Industries Ltd.	United States	3,895	156,540
Schlumberger NV	United States	6,947	289,412

			445,952

Entertainment 0.1%
[b]Endeavor Group Holdings Inc., A	United States	4,056	132,185
[a,b]Warner Bros Discovery Inc.	United States	32,456	371,946

			504,131

Food Products 0.3%
[b]Kellanova	United States	17,089	1,416,678

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	United States	17,893	$2,469,413
[a]Align Technology Inc.	United States	2,133	398,935
[a]Boston Scientific Corp.	United States	4,043	419,623
[a]The Cooper Cos. Inc.	United States	10,557	954,142
[a]DexCom Inc.	United States	23,422	2,069,802
[a]Edwards Lifesciences Corp.	United States	30,135	2,158,269
[a,b]Intuitive Surgical Inc.	United States	2,762	1,583,040
[a,c]Semler Scientific, Inc.	United States	7	300
Straumann Holding AG	Switzerland	7,587	1,033,139
[a,b]Surmodics Inc.	United States	8,257	271,325
[a,c]Tandem Diabetes Care Inc.	United States	41,842	926,382

			12,284,370

Health Care Providers & Services 0.5%
[a,b]Community Health Systems Inc.	United States	80,545	242,441
CVS Health Corp.	United States	33,206	2,182,298
UnitedHealth Group Inc.	United States	855	406,091
Universal Health Services Inc., B	United States	449	78,687

			2,909,517

Health Care Technology 0.0%†
Compugroup Medical Se & Co. KGAA	Germany	5,599	129,740

Hotels, Restaurants & Leisure 0.2%
[a]Despegar.com Corp.	Argentina	7,224	138,845
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
[a]Playa Hotels & Resorts	United States	51,856	692,278

			831,124

Household Durables 0.1%
[a]Mattress Firm Holdings Corp.	United States	1	170,000
Somnigroup International Inc.	United States	2,794	178,481

			348,481

Independent Power & Renewable Electricity Producers 0.6%
Innergex Renewable Energy Inc.	Canada	89,302	839,473
[f]Neoen SA, 144A	France	18,001	744,133
RWE AG	Germany	17,271	543,215
[a]Sunnova Energy International Inc.	United States	54,676	90,762
XPLR Infrastructure LP	United States	62,253	562,767

			2,780,350

Industrial Conglomerates 1.2%
3M Co.	United States	18,265	2,833,267
Hitachi Ltd.	Japan	31,522	801,166
Siemens AG	Germany	11,894	2,728,814

			6,363,247

IT Services 0.0%†
[a]Bigbear.Ai Holdings, Inc.	United States	4,318	22,281
[a]Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	7

			22,288

Life Sciences Tools & Services 0.7%
[b]Agilent Technologies Inc.	United States	9,972	1,275,618
Gerresheimer AG	Germany	1,637	137,976
Lonza Group AG	Switzerland	2,806	1,781,661

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services (continued)
[a]Stevanato Group SpA	Italy	39,231	$731,266

			3,926,521

Machinery 0.2%
Fanuc Corp.	Japan	17,007	489,589
Ihi Corp.	Japan	8,177	480,486
[a,e]Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	7,312

			977,387

Media 0.2%
[a,b]Altice USA Inc., A	United States	122,191	349,466
[a,b]Clear Channel Outdoor Holdings Inc., A	United States	201,413	251,766
Omnicom Group Inc.	United States	5,177	428,449
SES SA, A	Luxembourg	33,518	146,515

			1,176,196

Metals & Mining 0.2%
[a,e]Samarco Mineracao SA Escrow	Brazil	384,000	—
[d]U.S. Steel Corp.	United States	27,007	1,086,222

			1,086,222

Oil, Gas & Consumable Fuels 0.3%
[a,e]Gazprom PJSC	Russian	615,160	—
Golar LNG Ltd.	Cameroon	17,724	679,538
Hess Corp.	United States	1,921	286,114
[a,d]Sable Offshore Corp.	United States	1,805	51,208
[a]Venture Global Inc., A	United States	16,151	243,718

			1,260,578

Passenger Airlines 0.0%†
[a,c]Jetblue Airways Corp.	United States	139	906

Pharmaceuticals 2.5%
AstraZeneca PLC, ADR	United Kingdom	21,053	1,604,449
Bristol-Myers Squibb Co.	United States	22,288	1,328,811
[a]Edgewise Therapeutics Inc.	United States	15,234	398,674
[b]Eli Lilly & Co.	United States	2,378	2,189,258
[a]Intra-Cellular Therapies Inc., A	United States	14,136	1,812,235
[a]Mayne Pharma Group Ltd.	Australia	14,324	64,327
[b]Novo Nordisk AS, ADR	Denmark	20,028	1,815,538
[a]Tarsus Pharmaceuticals Inc.	United States	28,372	1,261,987
UCB SA	Belgium	9,705	1,833,852
[a]Verona Pharma PLC, ADR	United Kingdom	23,778	1,655,662

			13,964,793

Professional Services 0.0%†
[a,b]Falcon’s Beyond Global Inc., A, 3/16/26, wts.	United States	180	116

Real Estate Management & Development 0.2%
[a,b]Conx Corp., A, 10/30/27, wts.	United States	14,679	30
[f]Esr Group Ltd., 144A	China	633,048	990,925

			990,955

Semiconductors & Semiconductor Equipment 0.1%
[a]Shinko Electric Industries Co. Ltd.	Japan	11,113	436,386

Software 0.5%
[a]Altair Engineering Inc., A	United States	720	80,352

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Software (continued)
[a,b]ANSYS Inc.	United States	1,205	$401,567
[a,b]Aspen Technology Inc.	United States	4,793	1,271,343
[a,b,e]Matterport Inc.	United States	171,809	937,540

			2,690,802

Specialized REITs 0.1%
Uniti Group Inc.	United States	51,618	296,287

Specialty Retail 0.0%†
[a]About You Holding SE	Germany	11,474	79,271

Technology Hardware, Storage & Peripherals 0.0%†
[a,f]Xiaomi Corp., B, 144A	China	47,695	319,295

Trading Companies & Distributors 0.0%†
[b]Herc Holdings Inc.	United States	4,350	624,138

Total Common Stocks and Other Equity Interests (Cost $102,153,601)			110,632,306

Exchange Traded Funds (Cost $174,321) 0.0%†
[a]iShares Ethereum Trust ETF	United States	7,365	123,658

Preferred Stocks 0.0%†

Financial Services 0.0%†
[b]FHLMC, 8.375%, pfd., Z	United States	11,155	125,494
[b]FNMA, 8.25%, pfd., S	United States	4,613	53,261

			178,755

Total Preferred Stocks (Cost $38,002)			178,755

	Principal Amount*

Convertible Bonds 13.8%
Aerospace & Defense 0.1%
[f]Astronics Corp., senior note, 144A, 5.50%, 3/15/30	United States	195,000	235,072
Parsons Corp., senior note, 0.25%, 8/15/25	United States	332,000	433,551

			668,623

Airlines 0.0%†
[f]Jetblue Airways Corp., senior note, 144A, 2.50%, 9/01/29	United States	33,000	41,828

Automobile Components 0.2%
LCI Industries, senior note, 1.125%, 5/15/26	United States	1,103,000	1,090,591

Automobiles 0.1%
Ford Motor Co., senior note, zero cpn., 3/15/26	United States	652,000	634,396

Biotechnology 0.8%
[b]Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	318,000	312,435
Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000	1,542,068
Exact Sciences Corp., senior note,
[b]0.375%, 3/15/27	United States	809,000	747,516
0.375%, 3/01/28	United States	317,000	279,545
Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	164,000	165,886
Halozyme Therapeutics Inc., senior note,
0.25%, 3/01/27	United States	81,000	83,835
[c]1.00%, 8/15/28	United States	413,000	503,860
Ionis Pharmaceuticals Inc., senior note, 1.75%, 6/15/28	United States	16,000	15,890

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Biotechnology (continued)
Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	42,000		$70,927
[f]Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	200,000	EUR	209,523
Sarepta Therapeutics Inc., senior note, 1.25%, 9/15/27	United States	99,000		103,458
Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	82,000		94,813
Travere Therapeutics Inc., senior note,
2.50%, 9/15/25	United States	210,000		206,850
[b]2.25%, 3/01/29	United States	8,000		8,585

				4,345,191

Broadline Retail 0.1%
[f]JD.Com Inc., senior note, 144A, 0.25%, 6/01/29	China	448,000		527,072

Capital Markets 0.1%
Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	82,000		82,738
[c,f]Wisdomtree Inc., senior note, 144A, 3.25%, 8/15/29	United States	587,000		593,222

				675,960

Commercial Services & Supplies 0.0%†
Block Inc., senior note, 0.25%, 11/01/27	United States	83,000		72,936

Communications Equipment 0.4%
[b]Comcast Holdings Corp.,
senior bond, 2.00%, 10/15/29	United States	386,500		248,326
sub. bond, 2.00%, 11/15/29	United States	338,600		238,713
InterDigital Inc., senior note, 3.50%, 6/01/27	United States	183,000		508,191
Lumentum Holdings Inc., senior note,
0.50%, 12/15/26	United States	1,064,000		1,126,244
0.50%, 6/15/28	United States	50,000		46,925
1.50%, 12/15/29	United States	41,000		51,332
[c]Viavi Solutions Inc., senior note, 1.625%, 3/15/26	United States	17,000		18,233

				2,237,964

Construction & Engineering 0.0%†
Fluor Corp., senior note, 1.125%, 8/15/29	United States	164,000		179,080

Consumer Cyclical 0.1%
[f]Flight Centre Travel Group Ltd., senior note, Reg S, 2.50%, 11/17/27	Australia	200,000	AUD	131,763
[f]Groupon Inc., senior secured note, 144A, 6.25%, 3/15/27	United States	57,000		54,897
[c]Wayfair Inc., senior note, 3.50%, 11/15/28	United States	228,000		268,607
Winnebago Industries Inc., senior note, 3.25%, 1/15/30	United States	78,000		69,459

				524,726

Consumer Finance 0.4%
Encore Capital Group Inc., senior note,
3.25%, 10/01/25	United States	352,000		388,784
4.00%, 3/15/29	United States	586,000		542,343
[f]EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	307,000		432,870
[f]SoFi Technologies Inc., senior note, 144A,
1.25%, 3/15/29	United States	508,000		861,822
zero cpn., 10/15/26	United States	41,000		42,681

				2,268,500

Diversified Consumer Services 0.1%
Affirm Holdings Inc., senior note,
[c,f]144A, 0.75%, 12/15/29	United States	164,000		166,722
zero cpn., 11/15/26	United States	316,000		294,480
Chegg Inc., senior note, 0.125%, 3/15/25	United States	241,000		238,906

				700,108

Diversified Financial Services 0.1%
[f]Cleanspark Inc., senior note, 144A, zero cpn., 6/15/30	United States	237,000		189,150
Duke Energy Corp., senior note, 4.125%, 4/15/26	United States	164,000		175,152
[f]Mara Holdings Inc., senior note, 144A, zero cpn., 3/01/30	United States	164,000		129,601

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Diversified Financial Services (continued)
[f]Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	19,000	$16,066
Upstart Holdings Inc., senior note, 0.25%, 8/15/26	United States	172,000	162,110

			672,079

Diversified Telecommunication Services 0.2%
[b,f]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,084,000	1,032,510
[f]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	42,000	36,515

			1,069,025

Electric Utilities 0.2%
CenterPoint Energy Inc., senior note, 4.25%, 8/15/26	United States	81,000	85,981
[b,g]Echostar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	388,949	484,971
Evergy Inc., senior note, 4.50%, 12/15/27	United States	83,000	96,903
Evolent Health Inc., senior note, 3.50%, 12/01/29	United States	167,000	137,675
FirstEnergy Corp., senior note, 4.00%, 5/01/26	United States	83,000	83,394
[f]The Southern Co., senior note, 144A, 4.50%, 6/15/27	United States	83,000	90,159

			979,083

Electrical Equipment 0.1%
[c]Bloom Energy Corp., senior note, 3.00%, 6/01/28	United States	385,000	576,922

Electronic Equipment, Instruments & Components 0.2%
Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	184,000	149,483
Faro Technologies Inc., senior note, 5.50%, 2/01/28	United States	169,000	183,787
[f]Itron Inc., senior note, 144A, 1.375%, 7/15/30	United States	41,000	43,952
[f]OSI Systems Inc., senior note, 144A, 2.25%, 8/01/29	United States	247,000	305,984
PAR Technology Corp., senior note,
2.875%, 4/15/26	United States	36,000	58,789
1.50%, 10/15/27	United States	19,000	21,613
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	124,000	122,140

			885,748

Energy Equipment & Services 0.1%
[f]Fluence Energy Inc., senior note, 144A, 2.25%, 6/15/30	United States	25,000	16,985
Transocean Inc., senior note, 4.625%, 9/30/29	United States	479,000	561,915

			578,900

Entertainment 0.2%
Sea Ltd., senior note,
2.375%, 12/01/25	Singapore	918,000	1,328,805
0.25%, 9/15/26	Singapore	193,000	179,394

			1,508,199

Equity Real Estate Investment Trusts (REITs) 0.0%†
Blackstone Mortgage Trust Inc., senior note, 5.50%, 3/15/27	United States	9,000	8,779

Financial Services 0.5%
Block Inc., senior note, 0.125%, 3/01/25	United States	1,104,000	1,107,367
Capital Southwest Corp., senior note, 5.125%, 11/15/29	United States	39,000	38,415
[f]Repay Holdings Corp., senior note, 144A,
2.875%, 7/15/29	United States	58,000	53,969
zero cpn., 2/01/26	United States	699,000	665,099
[f]Upstart Holdings Inc., senior note, 144A,
2.00%, 10/01/29	United States	574,000	980,105
1.00%, 11/15/30	United States	217,000	233,817

			3,078,772

Food & Beverage 0.1%
[f]The Cheesecake Factory Inc., senior note, 144A, 2.00%, 3/15/30	United States	287,000	292,453
MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	437,000	412,419

			704,872

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Food & Staples Retailing 0.0%†
[c]The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	16,000		$24,670

Food Products 0.0%†
Rogers Sugar Inc., sub. note, 6.00%, 6/30/30	Canada	131,000	CAD	90,548

Gas Utilities 0.1%
[f]UGI Corp., senior note, 144A, 5.00%, 6/01/28	United States	264,000		346,500

Ground Transportation 0.1%
Lyft Inc., senior note,
1.50%, 5/15/25	United States	166,000		165,419
[c]0.625%, 3/01/29	United States	42,000		41,834
Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	383,000		415,938

				623,191

Health Care Equipment & Supplies 0.9%
[c]Alphatec Holdings Inc., senior note, 0.75%, 8/01/26	United States	511,000		537,521
[c]Conmed Corp., senior note, 2.25%, 6/15/27	United States	788,000		743,478
[b,c]DexCom Inc., senior note, 0.25%, 11/15/25	United States	808,000		788,002
Enovis Corp., senior note, 3.875%, 10/15/28	United States	37,000		37,934
[f]Exact Sciences Corp., senior note, 144A, 2.00%, 3/01/30	United States	83,000		79,514
Insulet Corp., senior note, 0.375%, 9/01/26	United States	597,000		776,488
Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	324,000		445,257
[f]Merit Medical Systems Inc., senior note, 144A, 3.00%, 2/01/29	United States	17,000		22,533
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	264,000		258,720
Repligen Corp., senior note, 1.00%, 12/15/28	United States	238,000		253,470
[f]Semler Scientific Inc., senior note, 144A, 4.25%, 8/01/30	United States	24,000		21,636
[f]Tandem Diabetes Care Inc., senior note, 144A, 1.50%, 3/15/29	United States	330,000		325,380
[b]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	626,000		625,374

				4,915,307

Health Care Providers & Services 0.3%
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	812,000		722,193
[b]NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	467,000		463,789
Opko Health Inc., senior note, 3.75%, 1/15/29	United States	222,000		366,002

				1,551,984

Health Care Technology 0.6%
Bandwidth Inc., senior note, 0.50%, 4/01/28	United States	16,000		12,888
Blackline Inc., senior note, zero cpn., 3/15/26	United States	49,000		46,428
Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	392,000		381,730
[f]Guidewire Software Inc., senior note, 144A, 1.25%, 11/01/29	United States	151,000		161,419
[b]Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	570,000		566,437
[b]Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	889,000		869,220
Nutanix Inc., senior note,
0.25%, 10/01/27	United States	262,000		372,957
[f]144A, 0.50%, 12/15/29	United States	206,000		230,589
Pagerduty Inc., senior note, 1.50%, 10/15/28	United States	82,000		79,852
Pros Holdings Inc., senior note, 2.25%, 9/15/27	United States	251,000		247,988
Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	66,000		60,476
[b,c]Unity Software Inc., senior note, zero cpn., 11/15/26	United States	284,000		262,984

				3,292,968

Healthcare Equipment & Supplies 0.0%†
Dexcom Inc., senior note, 0.375%, 5/15/28	United States	100,000		93,300

Hotel & Resort REITs 0.2%
[b]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	640,000		605,376
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	388,000		373,256

				978,632

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Hotels, Restaurants & Leisure 0.6%
[b]Cracker Barrel Old Country Store Inc., senior note, 0.625%, 6/15/26	United States	415,000		$401,512
Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	16,000		14,304
[b]Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	624,000		630,552
[f]Flight Centre Travel Group Ltd., senior note, Reg S, 1.625%, 11/01/28	Australia	600,000	AUD	368,112
Marriott Vacations Worldwide Corp., senior note,
3.25%, 12/15/27	United States	182,000		170,261
[b]zero cpn., 1/15/26	United States	1,004,000		963,237
[c]Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	313,000		350,946
[f]Trip.Com Group Ltd., senior note, 144A, 0.75%, 6/15/29	China	290,000		322,770

				3,221,694

Household Durables 0.0%†
[f]Meritage Homes Corp., senior note, 144A, 1.75%, 5/15/28	United States	84,000		82,068

Industrial REITs 0.0%†
[f]Rexford Industrial Realty LP, senior note, 144A, 4.375%, 3/15/27	United States	140,000		140,070

Insurance 0.0%†
[f]Ping An Insurance Group Co. of China Ltd., senior note, Reg S,
0.875%, 7/22/29	China	200,000		245,435

Interactive Media & Services 0.0%†
Snap Inc., senior note,
zero cpn., 5/01/27	United States	99,000		88,358
0.125%, 3/01/28	United States	59,000		49,855

				138,213

Internet & Direct Marketing Retail 0.6%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	82,000		78,433
[f]Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	2,000,000	EUR	2,099,090
Fubotv Inc., senior note, 3.25%, 2/15/26	United States	84,000		81,375
[f]Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	612,944
PDD Holdings Inc., senior note, zero cpn., 12/01/25	China	188,000		185,556
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	86,000		69,143

				3,126,541

IT Services 1.4%
Akamai Technologies Inc., senior note,
0.125%, 5/01/25	United States	246,000		245,016
0.375%, 9/01/27	United States	165,000		160,586
1.125%, 2/15/29	United States	164,000		154,898
[f]Applied Digital Corp., senior note, 144A, 2.75%, 6/01/30	United States	246,000		267,033
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	574,000		607,665
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,131,000		1,050,388
[b]Okta Inc., senior note, 0.125%, 9/01/25	United States	619,000		607,548
[f]Par Technology Corp., senior note, 144A, 1.00%, 1/15/30	United States	116,000		114,318
[f]Parsons Corp., senior note, 144A, 2.625%, 3/01/29	United States	16,000		15,784
Shift4 Payments Inc., senior note,
0.50%, 8/01/27	United States	28,000		30,114
zero cpn., 12/15/25	United States	978,000		1,271,889
[b]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,267,000		1,309,444
[f]Snowflake Inc., senior note, 144A, zero cpn.,
10/01/27	United States	1,031,000		1,335,145
10/01/29	United States	348,000		457,751
[f]Super Micro Computer Inc., senior note, 144A, 2.25%, 7/15/28	United States	83,000		91,425
Western Digital Corp., senior note, 3.00%, 11/15/28	United States	208,000		291,408

				8,010,412

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Leisure Products 0.1%
NCL Corp. Ltd.,
[b]senior note, 1.125%, 2/15/27	United States	148,000		$149,073
senior note, 2.50%, 2/15/27	United States	190,000		196,595

				345,668

Life Sciences Tools & Services 0.0%†
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	279,000		116,483

Machinery 0.2%
[c,f]Bloom Energy Corp., senior note, 144A, 3.00%, 6/01/29	United States	197,000		278,479
[f]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	25,000		18,390
[b]The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	615,000		713,861

				1,010,730

Media 0.3%
[f]Liberty Broadband Corp., senior bond, 144A,
3.125%, 3/31/53	United States	83,000		83,249
3.125%, 6/30/54	United States	501,000		571,391
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	661,000		191,690
senior note, 3.75%, 2/15/30	United States	1,267,000		380,100
[f]Liberty Media Corp., senior bond, 144A, 2.375%, 9/30/53	United States	41,000		60,475
Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	197,000		209,657

				1,496,562

Metals & Mining 0.1%
[f]B2gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	41,000		45,509
[f]Fortuna Mining Corp., senior note, 144A, 3.75%, 6/30/29	Canada	125,000		129,250
[f]Silvercorp Metals Inc., senior note, 144A, 4.75%, 12/15/29	China	113,000		122,548
SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	19,000		19,005

				316,312

Oil, Gas & Consumable Fuels 0.2%
Enphase Energy Inc., senior note, zero cpn.,
[b]3/01/26	United States	878,000		833,881
3/01/28	United States	16,000		13,536

				847,417

Passenger Airlines 0.1%
American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	307,000		322,158

Pharmaceuticals 0.6%
Amphastar Pharmaceuticals Inc., senior note, 2.00%, 3/15/29	United States	66,000		58,496
[f]ANI Pharmaceuticals Inc., senior note, 144A, 2.25%, 9/01/29	United States	569,000		613,453
Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	548,000		581,222
[b]Innoviva Inc., senior note, 2.125%, 3/15/28	United States	569,000		549,085
Jazz Investments I Ltd., senior note,
2.00%, 6/15/26	United States	498,000		540,953
[f]144A, 3.125%, 9/15/30	United States	206,000		245,861
Pacira Biosciences Inc., senior note,
0.75%, 8/01/25	United States	379,000		371,420
[f]144A, 2.125%, 5/15/29	United States	216,000		208,570

				3,169,060

Professional Services 0.2%
[c]Dayforce Inc., senior note, 0.25%, 3/15/26	United States	997,000		953,630

Real Estate Management & Development 0.1%
Redfin Corp., senior note, 0.50%, 4/01/27	United States	315,000		253,575
[f]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	296,000	CAD	199,482

				453,057

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Semiconductors & Semiconductor Equipment 0.7%
[f]Ams-Osram AG, senior note, Reg S, 2.125%, 11/03/27	Austria	100,000	EUR	$91,079
[f]Indie Semiconductor Inc., senior note, 144A, 3.50%, 12/15/29	China	29,000		25,665
[f]Macom Technology Solutions Holdings Inc., senior note, 144A, zero cpn., 12/15/29	United States	197,000		190,203
[f]Microchip Technology Inc., senior note, 144A, 0.75%, 6/01/30	United States	465,000		441,169
[f]MKS Instruments Inc., senior note, 144A, 1.25%, 6/01/30	United States	123,000		114,820
On Semiconductor Corp., senior note,
0.50%, 3/01/29	United States	44,000		39,021
zero cpn., 5/01/27	United States	216,000		242,212
Penguin Solutions Inc., senior note,
2.00%, 2/01/29	United States	451,000		523,152
[f]144A, 2.00%, 8/15/30	United States	451,000		447,167
Semtech Corp., senior note, 1.625%, 11/01/27	United States	231,000		296,027
Veeco Instruments Inc., senior note,
3.75%, 6/01/27	United States	198,000		326,997
2.875%, 6/01/29	United States	338,000		371,631
Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	480,000		437,760
[b]Wolfspeed Inc., senior note, 1.875%, 12/01/29	United States	115,000		44,620

				3,591,523

Software 1.9%
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	249,000		228,333
[f]Bigbear.Ai Holdings Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	140,000		216,090
Bitdeer Technologies Group, senior note,
8.50%, 8/15/29	United States	306,000		514,845
[f]144A, 5.25%, 12/01/29	United States	103,000		112,630
[f]Blackline Inc., senior note, 144A, 1.00%, 6/01/29	United States	16,000		15,760
Box Inc., senior note,
[f]144A, 1.50%, 9/15/29	United States	297,000		295,069
zero cpn., 1/15/26	United States	102,000		132,957
Confluent Inc., senior note, zero cpn., 1/15/27	United States	492,000		452,886
CSG Systems International Inc., senior note, 3.875%, 9/15/28	United States	49,000		54,513
Datadog Inc., senior note, 0.125%, 6/15/25	United States	516,000		660,738
[c]Dropbox Inc., senior note, zero cpn., 3/01/26	United States	359,000		352,538
Five9 Inc., senior note,
[b]0.50%, 6/01/25	United States	713,000		701,877
1.00%, 3/15/29	United States	16,000		14,228
[c]Hubspot Inc., senior note, 0.375%, 6/01/25	United States	690,000		1,763,141
Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	16,000		15,040
[f]Marathon Digital Holdings Inc., senior note, 144A, 2.125%, 9/01/31	United States	19,000		18,204
[f]Microstrategy Inc., senior note, 144A,
0.625%, 3/15/30	United States	48,000		87,372
2.25%, 6/15/32	United States	204,000		297,024
zero cpn., 3/01/30	United States	16,000		14,529
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	493,000		481,612
[f]Pagaya Technologies Ltd., senior note, 144A, 6.125%, 10/01/29	United States	93,000		116,529
Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	1,177,000		1,182,817
[f]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	276,000		237,526
[c]Progress Software Corp., senior note,
1.00%, 4/15/26	United States	58,000		63,597
3.50%, 3/01/30	United States	180,000		191,880
Q2 Holdings Inc., senior note,
0.125%, 11/15/25	United States	336,000		331,162
[c]0.75%, 6/01/26	United States	513,000		587,077
Ringcentral Inc., senior note, zero cpn.,
[c]3/15/26	United States	279,000		265,050

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country		Principal Amount*		Value

Convertible Bonds (continued)
Software (continued)
Ringcentral Inc., senior note, zero cpn., (continued)
3/01/25	United States		247,000		$248,205
[f]Unity Software Inc., senior note, 144A, zero cpn., 3/15/30	United States		74,000		76,035
Verint Systems Inc., senior note, 0.25%, 4/15/26	United States		334,000		317,801
[f]Vertex Inc., senior note, 144A, 0.75%, 5/01/29	United States		113,000		127,125
Workiva Inc., senior note, 1.25%, 8/15/28	United States		115,000		111,636

					10,285,826

Specialty Retail 0.3%
[c]The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States		85,000		87,592
Etsy Inc., senior note, 0.125%, 9/01/27	United States		173,000		152,024
Guess? Inc., senior note, 3.75%, 4/15/28	United States		217,000		189,658
The Realreal Inc., senior note, 4.00%, 2/15/31	United States		339,000		313,151
Wayfair Inc., senior note,
[b]1.00%, 8/15/26	United States		616,000		577,346
[c]3.25%, 9/15/27	United States		166,000		171,561
0.625%, 10/01/25	United States		40,000		38,900

					1,530,232

Technology Hardware, Storage & Peripherals 0.0%†
Super Micro Computer Inc., senior note, zero cpn., 3/01/29	United States		41,000		42,230

Trading Companies & Distributors 0.1%
[c]Xometry Inc., senior note, 1.00%, 2/01/27	United States		446,000		431,505

Transportation 0.0%†
World Kinect Corp., senior note, 3.25%, 7/01/28	United States		41,000		48,872

Water Utilities 0.0%†
American Water Capital Corp., senior note, 3.625%, 6/15/26	United States		65,000		65,357

Total Convertible Bonds (Cost $75,584,424)					75,937,509

Convertible Bonds in Reorganization 0.0%†
Airlines 0.0%†
[f,h]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil		348,000		26,459

Automobiles 0.0%†
[e,f,h]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States		951,000		4,850

Chemicals 0.0%†
[h]Amyris Inc., senior note, zero cpn., 11/15/26	United States		1,108,000		16,620
[f,h]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States		264,000		3,960

					20,580

Specialty Retail 0.0%†
[e,f,h]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States		1,014,000		5,374

Total Convertible Bonds in Reorganization (Cost $2,914,302)					57,263

Corporate Bonds and Notes 3.7%
Airlines 0.0%†
[f]Azul Secured Finance LLP, senior secured note, 144A, 11.93%, 8/28/28	Brazil		294,000		271,299

Banks 0.4%
[f,i]Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey		536,000		555,470
[f]Banco de Credito del Peru SA, senior note, 144A, 7.85%, 1/11/29	Peru		1,723,000	PEN	494,357
European Bank For Reconstruction & Development, EMTN, senior bond, zero cpn., 7/11/36	Supranational	[j]	133,400,000	TRY	279,362
[f]Jerrold Finco PLC, senior secured note, Reg S, 5.25%, 1/15/27	United Kingdom		216,000	GBP	269,723

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Banks (continued)
Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey	537,000		$567,126

				2,166,038

Basic Materials 0.1%
[f,g]Samarco Mineracao SA, senior note, PIK, Reg S, 9.00%, 6/30/31	Brazil	712,460		705,377

Biotechnology 0.1%
[f]Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	279,821

Building Products 0.2%
[e,k]Atlas Security Products, zero cpn., 2/08/28	United States	1,093,204		894,766

Communications Equipment 0.3%
[b]Echostar Corp., senior secured note,
10.75%, 11/30/29	United States	465,226		498,830
[g]PIK, 6.75%, 11/30/30	United States	893,000		837,081
[f]Virgin Media Vendor Financing Notes III Dac, senior secured note, Reg S, 4.875%, 7/15/28	United Kingdom	219,000	GBP	257,017

				1,592,928

Diversified Financial Services 0.1%
[f]Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	144,125
[f]Kane Bidco Ltd., senior secured note, Reg S, 5.00%, 2/15/27	United Kingdom	191,000	EUR	199,163

				343,288

Food & Staples Retailing 0.1%
[f]Market Bidco Finco PLC, senior secured note, Reg S, 4.75%, 11/04/27	United Kingdom	400,000	EUR	411,789

Health Care Providers & Services 0.1%
[b,f]CHS/Community Health Systems Inc., senior secured bond, 144A, 4.75%, 2/15/31	United States	440,000		357,765

Household Durables 0.3%
[b,f]K. Hovnanian Enterprises Inc., senior secured note, 144A,
8.00%, 9/30/28	United States	500,000		509,746
11.75%, 9/30/29	United States	1,016,000		1,108,710

				1,618,456

Industrial Conglomerates 0.1%
[b]Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 5.25%, 5/15/27	United States	297,000		288,961

Information Technology 0.0%†
[f]Xerox Holdings Corp., senior note, 144A, 5.50%, 8/15/28	United States	136,000		110,289

Insurance 0.0%†
[f]Ardonagh Finco Ltd., senior secured note, Reg S, 6.875%, 2/15/31	United Kingdom	94,000	EUR	101,352

Media 0.1%
[b,f]CSC Holdings LLC, senior bond, 144A,
5.75%, 1/15/30	United States	561,000		323,119
4.625%, 12/01/30	United States	21,000		11,166
5.00%, 11/15/31	United States	24,000		12,342

				346,627

Oil, Gas & Consumable Fuels 0.7%
[f]Azule Energy Finance PLC, senior note, 144A, 8.125%, 1/23/30	Angola	355,000		360,503
Ecopetrol SA, senior note, 7.75%, 2/01/32	Colombia	757,000		751,119
[b,f]Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	612,000		615,581

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, senior note, 5.35%, 2/12/28	Mexico	1,482,000	$1,376,272
[f]Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	375,657	401,015
[f]YPF SA, Reg S,
senior secured note, 9.50%, 1/17/31	Argentina	439,000	469,522
senior note, 8.50%, 3/23/25	Argentina	53,250	53,702

			4,027,714

Packaging & Containers 0.0%†
[f]Labl Inc., senior secured note, 144A, 5.875%, 11/01/28	United States	20,000	17,720

Passenger Airlines 0.6%
[f,g]American Airlines Group Inc., senior secured note, 144A, PIK, 10.75%, 2/15/26	United States	3,459,000	3,509,463

Pharmaceuticals 0.2%
[b,f]Bausch Health Cos. Inc., senior secured note, 144A, 5.50%, 11/01/25	United States	1,027,000	1,025,105

Specialty Retail 0.2%
[b,f]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	598,000	486,623
[b,f]S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	832,000	829,937

			1,316,560

Transportation 0.1%
[b]Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	742,000	644,916

Total Corporate Bonds and Notes (Cost $19,765,124)			20,030,234

Corporate Bonds and Notes in Reorganization 0.1%
Diversified Telecommunication Services 0.1%
[f,h]Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,706,749	554,694

Real Estate Management & Development 0.0%†
[f,h]Kaisa Group Holdings Ltd., Reg S,
senior note, 11.95%, 10/22/22	China	399,000	16,957
senior secured note, 8.50%, 6/30/22	China	420,000	17,850
senior secured note, 11.25%, 4/16/25	China	537,000	27,857
[h]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000	6,524
[f]Reg S, 6.63%, 1/07/26	China	203,000	1,429

			70,617

Total Corporate Bonds and Notes in Reorganization (Cost $1,010,147)			625,311

[l]Senior Floating Rate Interests 2.6%
Chemicals 0.1%
Curia Global Inc., Term Loan RC, 8.174%, (3-Month SOFR + 3.85%), 8/30/26	United States	590,473	557,507

Communications Equipment 0.0%†
[e]Ligado Networks LLC, 2024-2 First Out Term Loan, 17.50%, (fixed), 5/05/25	United States	17,293	15,650
[e]Ligado Networks LLC, DIP First Funding Loan, 17.50%, (fixed), 5/05/25	United States	5,897	5,337
[e]Ligado Networks LLC, DIP Second Funding Loan, 17.50%, (fixed), 5/05/25	United States	56,530	51,159

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

[l]Senior Floating Rate Interests (continued)
Communications Equipment (continued)
[g]Riverbed Technology Inc., Exit Term Loan, PIK, 6.829%, (1-Month SOFR + 4.50%), 7/01/28	United States	57,656	$35,459

			107,605

Diversified Financial Services 0.5%
[e]Midcap Financial Issuer Trust, Initial Term Loan, 8.25%, (fixed), 11/01/27	United States	2,020,000	2,060,400
Sabre Financial Borrower LLC, Initial Term Loan, 9.93%, (1-Month SOFR + 1.75%), 12/15/28	United States	490,693	524,674

			2,585,074

Food & Staples Retailing 0.4%
H-Food Holdings LLC,
Initial Term Loan, 12.188%, (3-Month SOFR + 3.95%), 5/23/25	United States	1,000,742	504,124
Initial Term Loan, 12.50%, (3-Month SOFR + 4.26%), 5/23/25	United States	339,377	170,961
Incremental Term Loan B-3, 13.75%, (3-Month SOFR + 5.26%), 5/23/25	United States	49,841	25,107
Market Bidco Ltd., Facility B4, 9.813%, (1-Day SONIA + 5.36%), 11/04/30	United Kingdom	1,240,000	1,567,596
[m]Upfield Group BV, Term Loan RC, 7.076%, (3-Month EURIBOR + 3.00%), 10/02/27	Netherlands	6,815	6,292

			2,274,080

Health Care Providers & Services 0.0%†
Gainwell Acquisition Corp, Term Loan B, 8.429%, (1-Month SOFR + 4.10%), 10/01/27	United States	253,797	236,904

IT Services 0.1%
Databricks, Inc., Initial Closing Date Term Loan, 8.809%, (1-Month SOFR + 4.50%), 12/20/30	United States	505,000	508,787

Leisure Products 0.1%
Peloton Interactive Inc., Initial Term Loan, 9.813%, (1-Month SOFR + 6.00%), 5/30/29	United States	552,833	564,581

Media 0.9%
[m]Altice USA Inc., Term Loan B-5, 7.174%, (1-Month SOFR + 2.50%), 4/15/27	United States	48,718	46,036
CSC Holdings LLC, Term Loan B, 8.812%, (1-Month SOFR + 4.50%), 1/18/28	United States	2,729,345	2,686,276
X Corp.,
Term Loan B-1, 10.979%, (3-Month SOFR + 6.65%), 10/26/29	United States	963,000	961,536
Term Loan B-3, 9.50%, (fixed), 10/27/29	United States	1,242,000	1,269,945

			4,963,793

Oil, Gas & Consumable Fuels 0.2%
EG Finco Ltd., Additional Facility B2, 7.183%, (3-Month EURIBOR + 4.50%), 2/07/28	United States	1,240,009	1,297,714

Pharmaceuticals 0.2%
[m]Bausch Health Cos. Inc., Term Loan B, 9.674%, (1-Month SOFR + 5.35%), 2/01/27	United States	1,015,037	1,010,916

Professional Services 0.1%
[m]CoreLogic Inc., Term Loan B, 7.938%, (1-Month SOFR + 3.61%), 6/02/28	United States	334,296	333,639

Real Estate Management & Development 0.0%†
[e,m]K. Hovnanian Homes, Third Amendment Revolver, 8.814%, (1-Month SOFR + 4.50%), 6/30/26	United States	36,000	34,853

Total Senior Floating Rate Interests (Cost $14,682,605)			14,475,453

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities 4.6%
[f]Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	$191,789
Government of Argentina, senior bond,
4.125%, 7/09/46	Argentina	1,562,659		986,013
zero cpn., 12/15/35	Argentina	7,320,000		219,600
zero cpn., 12/15/35	Argentina	2,842,000	EUR	277,947
[f]Government of Benin, senior bond, 144A, 8.375%, 1/23/41	Benin	265,000		254,367
Government of Colombia, senior bond,
B, 13.25%, 2/09/33	Colombia	3,060,700,000	COP	810,481
7.75%, 11/07/36	Colombia	695,000		690,904
B, 7.25%, 10/26/50	Colombia	1,573,700,000	COP	232,939
8.75%, 11/14/53	Colombia	561,000		580,301
8.375%, 11/07/54	Colombia	955,000		946,395
[f]Government of Dominican Republic, senior bond,
144A, 10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	714,012
144A, 11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	191,631
144A, 6.95%, 3/15/37	Dominican Republic	441,000		453,789
144A, 7.15%, 2/24/55	Dominican Republic	315,000		325,868
Reg S, 10.75%, 6/01/36	Dominican Republic	8,100,000	DOP	135,628
Government of Ecuador,
senior note, 6.90%, 7/31/30	Ecuador	174,000		115,651
[f]senior bond, Reg S, 5.50%, 7/31/35	Ecuador	1,277,048		661,409
[f]Government of Egypt, senior note, 144A, 9.45%, 2/04/33	Egypt	405,000		395,176
Government of El Salvador, senior bond,
9.50%, 7/15/52	El Salvador	185,000		194,861
[f]Reg S, 9.65%, 11/21/54	El Salvador	250,000		266,326
[f]Government of Ghana, senior note, Reg S,
5.00%, 7/03/29	Ghana	633,000		564,203
zero cpn., 7/03/26	Ghana	481,464		450,864
Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	16,781,000,000	IDR	1,023,874
Government of Italy, senior note, 1.25%, 2/17/26	Italy	350,000		339,473
Government of Ivory Coast,
senior bond, 8.25%, 1/30/37	Ivory Coast	262,000		255,234
senior note, 7.625%, 1/30/33	Ivory Coast	200,000		196,524
[f]Government of Kenya, senior bond, 144A, 9.50%, 3/05/36	Kenya	770,000		746,282
Government of Mexico, senior bond,
6.875%, 5/13/37	Mexico	565,000		582,543
7.375%, 5/13/55	Mexico	220,000		229,918
[f]Government of Pakistan, senior note, Reg S, 6.00%, 4/08/26	Pakistan	818,000		789,010
[f]Government of Paraguay, senior bond, 144A,
8.50%, 3/04/35	Paraguay	4,945,000,000	PYG	633,841
6.65%, 3/04/55	Paraguay	200,000		203,039
[f]Government of Peru, senior bond, 144A, 7.60%, 8/12/39	Peru	3,147,000	PEN	909,119
Government of Poland, senior bond, 5.00%, 10/25/34	Poland	3,023,000	PLN	706,637
Government of Senegal,
[f]senior bond, Reg S, 4.75%, 3/13/28	Senegal	475,000	EUR	438,285
senior note, 7.75%, 6/10/31	Senegal	450,000		394,069
Government of South Africa, senior bond,
8.50%, 1/31/37	South Africa	43,349,000	ZAR	1,943,768
[f]Reg S, 7.10%, 11/19/36	South Africa	670,000		657,449
[f]Reg S, 7.95%, 11/19/54	South Africa	515,000		501,341

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Sri Lanka,
senior bond, 3.60%, 6/15/35	Sri Lanka	80,000		$56,000
senior bond, 3.60%, 5/15/36	Sri Lanka	55,000		44,963
senior bond, 3.60%, 2/15/38	Sri Lanka	130,000		107,575
senior note, 3.35%, 3/15/33	Sri Lanka	125,000		101,250
[f]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	88,350		83,164
[f]senior note, Reg S, 3.10%, 1/15/30	Sri Lanka	60,000		53,928
[f]Government of Tunisian Republic, senior note, Reg S, 6.375%, 7/15/26	Tunisia	398,000	EUR	397,177
Government of Turkey,
senior bond, 10.117%, 7/24/73	Turkey	680,000		720,171
senior note, 26.20%, 10/05/33	Turkey	10,324,000	TRY	283,384
senior note, 31.08%, 11/08/28	Turkey	6,051,000	TRY	170,663
[f]Government of Ukraine, senior note, Reg S, 1.75%, 2/01/29	Ukraine	161,511		116,338
Government of Zambia, senior bond,
[f]Reg S, 0.50%, 12/31/53	Zambia	438,528		274,948
5.75%, 6/30/33	Zambia	767,269		683,906
[f]Hazine Mustesarligi Varlik Kiralama AS, senior note, Reg S, 6.50%, 4/26/30	Turkey	615,000		609,293
Istanbul Metropolitan Municipality, senior note, 10.50%, 12/06/28	Turkey	260,000		282,588
[f]Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	1,546,040		1,026,184

Total Foreign Government and Agency Securities (Cost $24,208,740)				25,222,092

Foreign Government and Agency Securities in Reorganization 0.1%
[f,h]Government of Lebanon, Reg S,
senior bond, 6.00%, 1/27/23	Lebanon	212,000		40,180
senior bond, 6.75%, 11/29/27	Lebanon	103,000		19,670
senior bond, E, 6.10%, 10/04/22	Lebanon	880,000		167,559
senior bond, G, 6.375%, 3/09/20	Lebanon	212,000		40,422
senior note, G, 6.15%, 6/19/20	Lebanon	212,000		40,451
senior note, G, 6.25%, 11/04/24	Lebanon	212,000		40,477
[f,h]Government of Venezuela, senior bond, Reg S,
9.00%, 5/07/23	Venezuela	684,000		120,555
7.65%, 4/21/25	Venezuela	1,003,000		173,393
11.75%, 10/21/26	Venezuela	624,000		130,079

Total Foreign Government and Agency Securities in Reorganization (Cost $773,065)				772,786

U.S. Government and Agency Securities 1.5%
U.S. Treasury Bond, 4.25%, 8/15/54	United States	1,108,400		1,065,449
U.S. Treasury Note,
4.125%, 10/31/26	United States	291,000		291,500
4.00%, 10/31/29	United States	2,542,000		2,540,113
4.125%, 10/31/29	United States	1,627,000		1,634,913
4.375%, 12/31/29	United States	414,000		420,533
4.25%, 1/31/30	United States	40,000		40,425
4.00%, 2/28/30	United States	480,000		479,944
4.50%, 12/31/31	United States	3,000		3,072
4.25%, 11/15/34	United States	1,787,900		1,795,163
4.625%, 2/15/35	United States	152,000		157,261

Total U.S. Government and Agency Securities (Cost $8,264,922)				8,428,373

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased 0.0%†

Call – Exchange-Traded 0.0%†
Akamai Technologis, Inc., March Strike Price $85.00, Expires 3/07/25	8	65,744	$160
The Boeing Co., June Strike Price $205.00, Expires 6/20/25	20	317,800	7,400
CommScope Holding Co., Inc., March Strike Price $5.00, Expires 3/21/25	100	61,500	13,500
Cytokinetics, Inc., March Strike Price $55.00, Expires 3/21/25	4	17,476	320
[e]GXO Logistics Inc., March Strike Price $65.00, Expires 3/21/25	23	85,353	—
iShares China Large-Cap ETF, April Strike Price $40.00, Expires 4/17/25	209	732,336	8,360
iShares China Large-Cap ETF, May Strike Price $40.00, Expires 5/16/25	143	501,072	9,152
Match Group, Inc., March Strike Price $35.00, Expires 3/07/25	8	24,576	24
Sable Offshore Corp., March Strike Price $35.00, Expires 3/21/25	34	86,530	1,258
Shift4 Payments, Inc., March Strike Price $110.00, Expires 3/21/25	4	37,440	264
SpringWorks Therapeutics, Inc., March Strike Price $60.00, Expires 3/21/25	77	395,626	47,740
Veeco Instruments, Inc., March Strike Price $28.00, Expires 3/21/25	8	17,144	400
Xometry, Inc., March Strike Price $33.00, Expires 3/21/25	8	20,024	280

			88,858

Puts – Exchange-Traded 0.0%†
BigBear.ai Holdings, Inc., March Strike Price $8.00, Expires 3/28/25	3	1,413	912
The Boeing Co., June Strike Price $140.00, Expires 6/20/25	4	63,560	840
The Boeing Co., June Strike Price $145.00, Expires 6/20/25	30	476,700	8,745
Inotiv, Inc., April Strike Price $2.50, Expires 4/17/25	10	2,780	160
SPDR S&P 500 ETF Trust, March Strike Price $580.00, Expires 3/21/25	39	2,249,754	20,670
Spirit AeroSystems Holdings Inc., June Strike Price $20.00, Expires 6/20/25	333	1,114,218	2,498
Universal Health Services, Inc., April Strike Price $160.00, Expires 4/17/25	71	1,230,430	26,270
VanEck Semiconductor ETF, May Strike Price $225.00, Expires 5/16/25	97	2,184,731	105,245
Viavi Solutions, Inc., March Strike Price $11.00, Expires 3/21/25	8	8,792	320

			165,660

Puts – Over-the-Counter 0.0%†
adidas AG, Counterparty GSCO, September Strike Price 240.00 EUR, Expires 9/19/25	3	73,860	5,944

Total Options Purchased (Cost $267,518)			260,462

Total Investments before Short Term Investments (Cost $249,836,771)			256,744,202

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Short Term Investments 47.8%

Money Market Funds 37.9%
[n,o]Dreyfus Government Cash Management, Institutional, 4.24%	United States	149,214,832	$149,214,832
[n]Fidelity Investments Money Market Government Portfolio, Institutional, 4.26%	United States	60,556,151	60,556,151

Total Money Market Funds (Cost $209,770,983)			209,770,983

Investments from Cash Collateral Received for Loaned Securities (Cost $3,715,000) 0.7%
Money Market Fund 0.7%
[n,p]Institutional Fiduciary Trust Money Market Portfolio, 4.06%	United States	3,715,000	3,715,000

		Principal Amount*

U.S. Government and Agency Securities 9.2%
[q]U.S. Treasury Bill,
3/13/25	United States	12,000,000	11,985,828
3/25/25	United States	10,000,000	9,974,181
3/27/25	United States	7,000,000	6,980,330
4/17/25	United States	10,000,000	9,947,181
5/13/25	United States	12,000,000	11,900,777

Total U.S. Government and Agency Securities (Cost $50,775,271)			50,788,297

Total Short Term Investments (Cost $264,261,254)			264,274,280

Total Investments (Cost $514,098,025) 94.2%			521,018,482

Options Written (0.0)%†			(81,701)

Securities Sold Short (18.1)%			(100,127,776)

Other Assets, less Liabilities 23.9%			132,042,790

Net Assets 100.0%			$552,851,795

	Number of Contracts	Notional Amount#

Options Written (0.0)%†
Call – Exchange-Traded (0.0)%†
The Boeing Co., June Strike Price $230.00, Expires 6/20/25	20	317,800	(2,030)
[e]GXO Logistics Inc., March Strike Price $70.00, Expires 3/21/25	23	85,353	—
Juniper Networks, Inc., March Strike Price $36.00, Expires 3/21/25	81	291,114	(1,620)
Sable Offshore Corp., March Strike Price $40.00, Expires 3/21/25	34	86,530	(374)
SpringWorks Therapeutics, Inc., March Strike Price $65.00, Expires 3/21/25	72	369,936	(25,272)
United States Steel Corp., March Strike Price $45.00, Expires 3/21/25	171	644,670	(11,115)

			(40,411)

Puts – Exchange-Traded (0.0)%†
The Boeing Co., June Strike Price $120.00, Expires 6/20/25	25	397,250	(1,550)
CommScope Holding Co., Inc., March Strike Price $5.00, Expires 3/21/25	4	2,460	(20)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts – Exchange-Traded (continued)
Juniper Networks, Inc., March Strike Price $33.00, Expires 3/21/25	18	64,692	$(90)
Juniper Networks, Inc., March Strike Price $34.00, Expires 3/21/25	81	291,114	(810)
SPDR S&P 500 ETF Trust, March Strike Price $570.00, Expires 3/21/25	39	2,249,754	(13,299)
United States Steel Corp., March Strike Price $34.00, Expires 3/21/25	58	218,660	(1,972)
United States Steel Corp., June Strike Price $25.00, Expires 6/20/25	29	109,330	(754)
VanEck Semiconductor ETF, April Strike Price $195.00, Expires 4/17/25	97	2,184,731	(22,795)

			(41,290)

Total Options Written (Premiums Received $120,239)			(81,701)

	Country	Shares

Securities Sold Short (18.1)%

Common Stocks (6.9)%
Aerospace & Defense (0.1)%
Astronics Corp.	United States	6,547	(131,005)
The Boeing Co.	United States	2,003	(349,784)

			(480,789)

Automobile Components (0.1)%
LCI Industries	United States	1,321	(137,146)
Mobileye Global Inc., A	Israel	15,051	(237,204)

			(374,350)

Automobiles (0.2)%
Ford Motor Co.	United States	7,894	(75,388)
Lucid Group Inc., A	United States	58,942	(130,851)
Mercedes-Benz Group AG	Germany	9,906	(616,064)
Stellantis NV	United States	11,567	(148,865)
Winnebago Industries Inc.	United States	363	(14,669)

			(985,837)

Beverages (0.0)%†
Mgp Ingredients Inc.	United States	227	(7,432)

Biotechnology (0.3)%
Dynavax Technologies Corp.	United States	84,608	(1,166,744)
Exact Sciences Corp.	United States	3,680	(174,469)
Halozyme Therapeutics Inc.	United States	5,916	(349,931)
Ionis Pharmaceuticals Inc.	United States	141	(4,680)
Mirum Pharmaceuticals Inc.	United States	1,157	(55,039)
Pharming Group NV	Netherlands	87,135	(78,795)
Sarepta Therapeutics Inc.	United States	383	(40,885)
Travere Therapeutics Inc.	United States	746	(15,964)

			(1,886,507)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Broadline Retail (0.1)%
Groupon Inc., A	United States	817	$(9,085)
JD.Com Inc., ADR	China	6,491	(271,973)
Pdd Holdings Inc., ADR	China	140	(15,917)

			(296,975)

Building Products (0.1)%
Lennox International, Inc.	United States	374	(224,793)

Capital Markets (0.2)%
Ares Capital Corp.	United States	26,793	(626,420)
Capital Southwest Corp.	United States	976	(22,731)
Coinbase Global Inc., A	United States	75	(16,172)
Wisdomtree Inc.	United States	30,933	(282,109)

			(947,432)

Chemicals (0.1)%
Albemarle Corp.	United States	2,410	(185,642)
Linde PLC	United States	1,342	(626,781)

			(812,423)

Communications Equipment (0.1)%
Applied Optoelectronics Inc.	United States	3,419	(74,739)
Lumentum Holdings Inc.	United States	5,996	(421,699)
Nokia Corp., ADR	Finland	10,017	(48,081)
Viavi Solutions Inc.	United States	560	(6,261)

			(550,780)

Construction & Engineering (0.0)%†
Fluor Corp.	United States	2,448	(93,097)

Consumer Finance (0.4)%
Encore Capital Group Inc.	United States	8,576	(323,444)
EZCORP Inc., A	United States	24,545	(337,739)
SoFi Technologies Inc.	United States	47,295	(684,359)
Upstart Holdings Inc.	United States	13,161	(877,444)

			(2,222,986)

Consumer Staples Distribution & Retail (0.0)%†
The Chefs’ Warehouse Inc.	United States	318	(19,900)

Electric Utilities (0.3)%
Duke Energy Corp.	United States	6,061	(712,107)
Evergy Inc.	United States	1,013	(69,806)
FirstEnergy Corp.	United States	355	(13,763)
The Southern Co.	United States	9,837	(883,264)

			(1,678,940)

Electrical Equipment (0.3)%
ABB Ltd.	Switzerland	19,349	(1,042,985)
Bloom Energy Corp., A	United States	28,891	(693,962)
Fluence Energy Inc., A	United States	732	(4,187)

			(1,741,134)

Electronic Equipment, Instruments & Components (0.1)%
Faro Technologies, Inc.	United States	2,338	(74,722)
Itron Inc.	United States	215	(23,411)
OSI Systems Inc.	United States	992	(204,560)
PAR Technology Corp.	United States	1,750	(120,243)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	United States	7,848	$(134,515)

			(557,451)

Energy Equipment & Services (0.1)%
Championx Corp.	United States	9,453	(281,699)
Transocean Ltd.	United States	112,764	(332,654)

			(614,353)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	337	(48,313)
Sea Ltd., ADR	Singapore	9,012	(1,146,957)

			(1,195,270)

Financial Services (0.2)%
Affirm Holdings Inc., A	United States	1,455	(93,338)
Repay Holdings Corp., A	United States	2,565	(18,494)
Shift4 Payments Inc., A	United States	9,793	(967,059)

			(1,078,891)

Food Products (0.0)%†
Rogers Sugar Inc., Common Subscription Receipt	Canada	4,613	(17,441)

Gas Utilities (0.1)%
UGI Corp.	United States	7,435	(253,980)

Ground Transportation (0.1)%
Lyft Inc., A	United States	1,305	(17,409)
Uber Technologies Inc.	United States	2,425	(184,324)

			(201,733)

Health Care Equipment & Supplies (0.2)%
Alphatec Holdings Inc.	United States	11,397	(142,805)
Conmed Corp.	United States	828	(48,993)
DexCom Inc.	United States	803	(70,961)
Enovis Corp.	United States	341	(13,180)
Insulet Corp.	United States	2,079	(566,049)
Lantheus Holdings Inc.	United States	3,033	(284,556)
Merit Medical Systems Inc.	United States	165	(16,837)
Semler Scientific, Inc.	United States	259	(11,116)
Tandem Diabetes Care Inc.	United States	6,237	(138,087)
Transmedics Group Inc.	United States	601	(45,868)

			(1,338,452)

Health Care Providers & Services (0.1)%
Guardant Health Inc.	United States	3,566	(151,733)
OPKO Health Inc.	United States	166,543	(289,785)

			(441,518)

Health Care Technology (0.0)%†
Evolent Health Inc., A	United States	1,638	(14,726)

Hotel & Resort REITs (0.0)%†
Pebblebrook Hotel Trust	United States	3,501	(43,237)
Summit Hotel Properties Inc.	United States	7,332	(47,438)

			(90,675)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Hotels, Restaurants & Leisure (0.1)%
The Cheesecake Factory Inc.	United States	2,740	$(148,042)
Draftkings Inc., A	United States	55	(2,412)
Expedia Group Inc.	United States	765	(151,440)
Flight Centre Travel Group Ltd.	Australia	11,548	(116,425)
Marriott Vacations Worldwide Corp.	United States	132	(9,958)
Norwegian Cruise Line Holdings Ltd.	United States	4,204	(95,515)
Penn Entertainment Inc.	United States	7,530	(161,970)
Trip.Com Group Ltd., ADR	China	2,742	(155,417)

			841,179

Household Durables (0.1)%
Lennar Corp., A	United States	2,859	(342,022)
Meritage Homes Corp.	United States	286	(20,727)

			(362,749)

Independent Power & Renewable Electricity Producers (0.1)%
Talen Energy Corp., A	United States	2,199	(457,282)
Vistra Corp.	United States	1,998	(267,053)

			(724,335)

Industrial Conglomerates (0.1)%
Honeywell International Inc.	United States	2,935	(624,832)

Industrial REITs (0.0)%†
Rexford Industrial Realty Inc.	United States	329	(13,594)

Insurance (0.0)%†
Ping An Insurance Group Co. of China Ltd., H	China	28,800	(170,705)

Interactive Media & Services (0.0)%†
Fubotv Inc.	United States	64	(194)
Match Group Inc.	United States	178	(5,644)

			(5,838)

IT Services (0.4)%
Akamai Technologies Inc.	United States	1,130	(91,169)
Applied Digital Corp.	United States	21,681	(173,448)
Bigbear.Ai Holdings, Inc.	United States	39,385	(203,227)
Cloudflare Inc., A	United States	1,374	(199,642)
Shopify Inc., A	Canada	3,070	(343,840)
Snowflake Inc., A	United States	6,694	(1,185,507)

			(2,196,833)

Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	3,401	(10,475)
Repligen Corp.	United States	765	(121,834)

			(132,309)

Machinery (0.3)%
Caterpillar Inc.	United States	2,151	(739,836)
Desktop Metal Inc., A	United States	778	(1,774)
The Greenbrier Cos. Inc.	United States	7,520	(422,624)
Illinois Tool Works Inc.	United States	2,721	(718,290)

			(1,882,524)

Media (0.2)%
Charter Communications Inc., A	United States	958	(348,300)
The Interpublic Group of Cos. Inc.	United States	15,049	(412,343)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Media (continued)
Sirius XM Holdings Inc.	United States	3,163	$(76,513)

			(837,156)

Metals & Mining (0.0)%†
B2gold Corp.	Canada	8,617	(22,921)
Fortuna Mining Corp.	Canada	12,805	(55,317)
Silvercorp Metals Inc.	China	17,575	(62,040)
SSR Mining Inc.	Canada	320	(3,197)

			(143,475)

Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
Blackstone Mortgage Trust Inc., A	United States	27	(561)

Multi-Utilities (0.2)%
Ameren Corp.	United States	6,316	(641,453)
CenterPoint Energy Inc.	United States	990	(34,036)
Public Service Enterprise Group Inc.	United States	7,945	(644,737)

			(1,320,226)

Oil, Gas & Consumable Fuels (0.1)%
Chevron Corp.	United States	1,968	(312,164)
World Kinect Corp.	United States	1,064	(31,856)

			(344,020)

Passenger Airlines (0.0)%†
American Airlines Group Inc.	United States	7,329	(105,171)
Jetblue Airways Corp.	United States	4,512	(29,418)

			(134,589)

Pharmaceuticals (0.2)%
Amphastar Pharmaceuticals Inc.	United States	401	(11,400)
ANI Pharmaceuticals Inc.	United States	5,335	(330,183)
Collegium Pharmaceutical Inc.	United States	10,249	(297,734)
Innoviva Inc.	United States	9,098	(163,036)
Jazz Pharmaceuticals PLC	United States	2,734	(392,411)
Pacira Biosciences Inc.	United States	3,457	(83,141)

			(1,277,905)

Professional Services (0.1)%
CSG Systems International Inc.	United States	380	(24,434)
Dayforce Inc.	United States	167	(10,352)
Parsons Corp.	United States	7,068	(411,499)

			(446,285)

Real Estate Management & Development (0.1)%
CoStar Group Inc.	United States	6,102	(465,277)
Redfin Corp.	United States	1,071	(7,144)
Storagevault Canada Inc.	Canada	4,396	(12,276)

			(484,697)

Semiconductors & Semiconductor Equipment (0.3)%
Enphase Energy Inc.	United States	2,396	(137,363)
First Solar Inc.	United States	1,001	(136,316)
Indie Semiconductor Inc., A	China	4,366	(13,142)
Macom Technology Solutions Holdings Inc.	United States	740	(85,588)
Microchip Technology Inc.	United States	962	(56,623)
MKS Instruments Inc.	United States	465	(42,696)
ON Semiconductor Corp.	United States	2,659	(125,106)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Penguin Solutions Inc.	United States	27,229	$(542,674)
Semtech Corp.	United States	4,493	(171,588)
Veeco Instruments Inc.	United States	20,730	(461,035)

			(1,772,131)

Software (1.0)%
Bentley Systems Inc., B	United States	446	(19,579)
Bitdeer Technologies Group	United States	38,342	(471,990)
Blackline Inc.	United States	136	(6,569)
Box Inc., A	United States	7,603	(248,618)
Cleanspark Inc.	United States	11,849	(94,674)
Confluent Inc., A	United States	843	(26,757)
Datadog Inc., A	United States	5,063	(590,093)
Dropbox Inc., A	United States	1,454	(37,775)
Five9 Inc.	United States	90	(3,258)
Guidewire Software Inc.	United States	405	(81,535)
HubSpot Inc.	United States	2,441	(1,767,260)
InterDigital Inc.	United States	2,335	(498,849)
Marathon Digital Holdings Inc.	United States	6,137	(85,427)
Microstrategy Inc., A	United States	1,208	(308,559)
Mitek Systems Inc.	United States	1,954	(18,309)
Nutanix Inc., A	United States	5,402	(415,360)
Pagaya Technologies, Ltd.	United States	5,521	(70,834)
Pagerduty Inc.	United States	1,534	(27,182)
Porch Group Inc.	United States	3,808	(26,618)
Progress Software Corp.	United States	2,217	(121,137)
PROS Holdings Inc.	United States	2,710	(65,528)
Q2 Holdings Inc.	United States	3,829	(334,540)
Synopsys Inc.	United States	415	(189,771)
Terawulf Inc.	United States	1,711	(7,169)
Unity Software Inc.	United States	1,461	(37,460)
Vertex Inc., A	United States	2,291	(73,976)
Workiva Inc., A	United States	429	(37,546)

			(5,666,373)

Specialty Retail (0.0)%†
Guess? Inc.	United States	2,209	(22,443)
The Realreal Inc.	United States	1,330	(9,071)
Wayfair Inc., A	United States	5,350	(211,593)

			(243,107)

Technology Hardware, Storage & Peripherals (0.1)%
Ionq Inc.	United States	1,485	(36,486)
SanDisk Corp.	United States	814	(38,152)
Super Micro Computer Inc.	United States	1,205	(49,959)
Western Digital Corp.	United States	3,561	(174,240)

			(298,837)

Trading Companies & Distributors (0.0)%†
Xometry Inc., A	United States	3,335	(91,112)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Water Utilities (0.1)%
American Water Works Co. Inc.	United States	4,085	$(555,438)

Total Common Stocks (Proceeds $41,305,460)			(38,698,675)

Exchange Traded Funds (6.0)%
Health Care Select Sector SPDR Fund	United States	37,823	(5,632,979)
Industrial Select Sector SPDR Fund	United States	4,669	(636,525)
iShares iBoxx High Yield Corporate Bond ETF	United States	32,181	(2,578,664)
iShares MSCI Brazil ETF	Brazil	14,666	(353,597)
iShares U.S. Healthcare Providers ETF	United States	77,184	(3,925,578)
iShares U.S. Medical Devices ETF	United States	88,589	(5,649,321)
iShares U.S. Pharmaceuticals ETF	United States	40,178	(2,919,735)
SPDR S&P 500 ETF Trust	United States	1,600	(950,688)
SPDR S&P Biotech ETF	United States	115,781	(10,270,932)

Total Exchange Traded Funds (Proceeds $34,019,516)			(32,918,019)

		Principal Amount*

Convertible Bonds and Notes (0.0)%†
Passenger Airlines (0.0)%†
Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	66,000	(62,271)

Semiconductors & Semiconductor Equipment (0.0)%†
Wolfspeed Inc., senior note, 1.75%, 5/01/26	United States	115,000	(103,270)

Total Convertible Bonds and Notes (Proceeds $162,400)			(165,541)

U.S. Government and Agency Securities (0.2)%
[q]U.S. Treasury Bill, 2/19/26	United States	328,000	(315,433)
U.S. Treasury Bond, 4.50%, 11/15/54	United States	89,000	(89,264)
U.S. Treasury Note,
4.25%, 2/15/28	United States	14,000	(14,111)
4.25%, 1/31/30	United States	216,000	(218,295)
4.625%, 2/15/35	United States	407,000	(421,086)

Total U.S. Government and Agency Securities (Proceeds $1,052,753)			(1,058,189)

Corporate Bonds and Notes (3.8)%

Automobile Components (0.1)%
[f]Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	420,000	(432,477)

Banks (0.1)%
[f,i]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	479,000	(466,679)

Basic Materials (0.2)%
[f]Cleveland-Cliffs Inc., senior note, 144A, 7.375%, 5/01/33	United States	892,000	(896,216)

Biotechnology (0.1)%
Royalty Pharma PLC, senior bond,
5.40%, 9/02/34	United States	352,000	(351,912)
5.90%, 9/02/54	United States	352,000	(347,998)

			(699,910)

Building Products (0.2)%
3M Co., senior bond, 2.375%, 8/26/29	United States	310,000	(283,075)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Building Products (continued)
[f]Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	641,000	$(682,495)

			(965,570)

Commercial Services (0.1)%
[f]Sabre Glbl Inc., senior secured note, 144A, 8.625%, 6/01/27	United States	475,000	(488,710)

Commercial Services & Supplies (0.0)%†
[f]Allied Universal Holdco LLC / Allied Universal Finance Corp., senior note, 144A, 6.00%, 6/01/29	United States	219,000	(207,614)

Communications Equipment (0.2)%
[f]Equipmentshare.Com Inc., 144A,
secured note, 8.625%, 5/15/32	United States	268,000	(284,047)
senior secured note, 9.00%, 5/15/28	United States	938,000	(988,437)
senior secured note, 8.00%, 3/15/33	United States	90,000	(93,559)

			(1,366,043)

Construction Materials (0.1)%
[f]Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	454,000	(430,849)

Consumer Finance (0.1)%
OneMain Finance Corp., senior bond, 5.375%, 11/15/29	United States	428,000	(418,529)

Diversified Financial Services (0.3)%
Assured Guaranty US Holdings Inc., senior bond, 3.15%, 6/15/31	United States	221,000	(199,543)
[f]Benteler International AG, senior secured note, 144A, 10.50%, 5/15/28	Austria	110,000	(116,701)
Lincoln National Corp., senior bond, 3.35%, 3/09/25	United States	175,000	(174,935)
[f]Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	1,023,000	(1,020,965)

			(1,512,144)

Electric Utilities (0.5)%
Edison International,
junior sub. bond, 8.125%, 6/15/53	United States	454,000	(448,428)
junior sub. bond, 7.875%, 6/15/54	United States	509,000	(497,362)
senior note, 5.45%, 6/15/29	United States	168,000	(164,435)
senior note, 6.95%, 11/15/29	United States	198,000	(204,387)
PG&E Corp.,
junior sub. bond, 7.375%, 3/15/55	United States	724,000	(717,350)
senior secured bond, 5.25%, 7/01/30	United States	411,000	(394,849)
senior secured note, 5.00%, 7/01/28	United States	254,000	(247,657)

			(2,674,468)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
[f]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	378,000	(366,971)

Food & Staples Retailing (0.1)%
Walgreens Boots Alliance Inc., senior note, 8.125%, 8/15/29	United States	314,000	(316,693)

Health Care Providers & Services (0.1)%
[f]Prime Healthcare Services Inc., senior secured note, 144A, 9.375%, 9/01/29	United States	828,000	(784,746)

Industrial Conglomerates (0.1)%
3M Co., senior bond, 2.25%, 9/19/26	United States	220,000	(212,941)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Industrial Conglomerates (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 9.00%, 6/15/30	United States	452,000	$(444,428)

			(657,369)

Insurance (0.0)%†
MetLife Inc., senior bond, 6.50%, 12/15/32	United States	296,000	(328,638)

Media (0.2)%
[f]Univision Communications Inc.,
senior secured note, 144A,
4.50%, 5/01/29	United States	320,000	(289,087)
7.375%, 6/30/30	United States	588,000	(574,951)

			(864,038)

Oil, Gas & Consumable Fuels (0.3)%
[f]Helmerich & Payne Inc., 144A,
senior bond, 5.50%, 12/01/34	United States	398,000	(382,849)
senior note, 4.85%, 12/01/29	United States	484,000	(474,008)
[f]Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	824,000	(812,054)

			(1,668,911)

Packaging & Containers (0.1)%
[f]Labl Inc., senior secured note, 144A, 8.625%, 10/01/31	United States	581,000	(525,586)

Pharmaceuticals (0.4)%
[f]Bayer US Finance LLC, senior bond, 144A, 6.875%, 11/21/53	Germany	334,000	(348,772)
[f]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	1,816,000	(1,656,056)

			(2,004,828)

Software (0.2)%
Concentrix Corp., senior note, 6.60%, 8/02/28	United States	1,029,000	(1,074,675)

Specialty Retail (0.1)%
[f]Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	759,000	(807,345)

Telecommunications (0.2)%
Rogers Communications Inc.,
senior bond, 4.55%, 3/15/52	Canada	609,000	(495,902)
sub. bond, 7.00%, 4/15/55	Canada	406,000	(407,965)

			(903,867)

Total Corporate Bonds and Notes (Proceeds $20,701,792)			(20,862,876)

[l]Senior Floating Rate Interests (1.2)%
Automobile Components (0.4)%
[m]First Brands Group LLC, First Lien 2021 Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	2,115,718	(2,034,225)

Diversified Telecommunication Services (0.1)%
[m]Liberty Communications of Puerto Rico LLC, Term Loan B, 8.474%, (SOFR + 3.75%), 10/16/28	United States	241,061	(210,627)

Health Care Providers & Services (0.2)%
[m]Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.84%, (3-Month SOFR + 3.51%), 3/03/28	United States	1,026,703	(950,450)

IT Services (0.1)%
e2open, Bank Debt Term Loan, 7.938%, (SOFR + 3.50%), 2/04/28	United States	332,815	(332,814)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

[l]Senior Floating Rate Interests (continued)
IT Services (continued)
Idera, Inc., Bank Debt Term Loan, 7.791%, (SOFR + 3.50%), 3/02/28	United States	349,138	$(330,250)
SonicWall, Bank Debt Term Loan, 9.329%, (SOFR + 5.00%), 5/18/28	United States	116,420	(115,492)

			(778,556)

Media (0.1)%
MH Sub I LLC, Bank Debt Term Loan,
9.581%, (1-Month SOFR + 4.25%), 5/03/28	United States	55,477	(54,371)
8.575%, (SOFR + 4.25%), 12/31/31	United States	462,878	(445,483)
X Corp., Term Loan B-1, 10.979%, (3-Month SOFR + 6.65%), 10/26/29	United States	69,115	(69,009)

			(568,863)

Professional Services (0.2)%
[m]CoreLogic Inc., Term Loan B, 8.187%, (1-Month SOFR + 3.50%), 6/02/28	United States	1,020,715	(1,018,709)

Software (0.0)%†
Tungsten Automation, Bank Debt Term Loan, 9.641%, SOFR + 5.25%), 7/20/29	United States	221,876	(198,626)

Specialty Retail (0.1)%
Harbor Freight Tools, Term Loan B, 7.073%, (SOFR + 2.50%), 6/11/31	United States	670,670	(664,420)

Total Senior Floating Rate Interests (Proceeds $6,427,550)			(6,424,476)

Total Securities Sold Short (Proceeds $103,669,471)			$(100,127,776)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2025, the aggregate value of these securities and/or cash pledged amounted to $127,837,600, representing 23.1% of net assets.

[c]	A portion or all of the security is on loan at February 28, 2025.
[d]	A portion or all of the security is held in connection with written option contracts open at period end.
[e]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[f]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933.

Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the net value of these securities was $36,195,576, representing 6.5% of net assets.

[g]	Income may be received in additional securities and/or cash.
[h]	Defaulted security or security for which income has been deemed uncollectible.
[i]	Perpetual security with no stated maturity date.
[j]	A supranational organization is an entity formed by two or more central governments through international treaties.
[k]	See Note 3 regarding restricted securities.
[l]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[m]	See Note 4 regarding unfunded loan commitments.
[n]	The rate shown is the annualized seven-day effective yield at period end.
[o]	A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
[p]	See Note 5 regarding investments in affiliated investment companies.
[q]	The security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2025, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	12	$786,252	3/17/25	$12,921
Aluminum	Short	12	786,252	3/17/25	(1,424)
Aluminum	Long	10	652,137	6/16/25	(5,212)
Brent Crude Oil	Long	49	3,567,690	3/31/25	(123,280)
Brent Crude Oil	Long	4	289,120	4/30/25	(13,194)
Canola	Long	16	144,014	5/14/25	(3,211)
Canola	Long	6	54,586	7/14/25	(90)
Canola	Long	3	26,604	11/14/25	(17)
Cocoa	Short	1	90,506	3/14/25	21,219
Cocoa	Long	3	277,065	5/14/25	(45,743)
Cocoa	Short	3	274,835	5/14/25	41,465
Cocoa	Short	1	89,910	7/16/25	(6,062)
Coffee	Long	6	839,362	5/19/25	(29,136)
Coffee	Short	4	559,575	5/19/25	12,816
Coffee	Short	2	273,563	7/21/25	29,020
Copper	Long	10	2,339,765	3/17/25	49,107
Copper	Short	10	2,339,765	3/17/25	(7,802)
Copper	Short	52	5,912,400	5/28/25	61,738
Copper	Long	9	2,107,444	6/16/25	(27,147)
Copper	Short	1	234,160	6/16/25	4,086
Copper	Short	3	344,363	7/29/25	6,095
Corn	Long	36	845,100	5/14/25	(60,128)
Corn	Short	53	1,244,175	5/14/25	45,722
Corn	Short	18	428,175	7/14/25	(8,214)
Corn	Short	6	135,075	9/12/25	2,362
Corn	Short	19	432,250	12/12/25	(8,166)
Corn	Short	1	23,338	3/13/26	(540)
Cotton	Long	5	163,125	5/07/25	(11,992)
Cotton	Short	7	228,375	5/07/25	7,264
Cotton	Long	3	99,585	7/09/25	(6,662)
Cotton	Long	1	33,940	12/08/25	(1,017)
ECX Emission	Short	1	73,652	12/15/25	11,659
Gasoline	Long	24	2,240,078	3/31/25	(83,897)
Gasoline	Long	1	93,517	4/30/25	(4,819)
Gasoline	Long	1	93,101	5/30/25	(3,849)
Gasoline	Long	1	90,716	7/31/25	(52)
Gold 100 Oz	Long	2	569,700	4/28/25	(3,195)
Gold 100 Oz	Short	2	569,700	4/28/25	(6,353)
Hard Red Winter Wheat	Short	44	1,260,600	5/14/25	67,867
Hard Red Winter Wheat	Short	34	996,200	7/14/25	26,200
Hard Red Winter Wheat	Short	2	60,050	9/12/25	(2,142)
Hard Red Winter Wheat	Short	1	31,013	12/12/25	348
Lean Hogs	Short	30	1,004,100	4/14/25	64,835
Lean Hogs	Short	5	190,050	6/13/25	13,359
Lean Hogs	Short	3	116,100	7/15/25	6,573
Lean Hogs	Short	1	38,360	8/14/25	1,688
Live Cattle	Short	20	1,541,200	4/30/25	35,876
Live Cattle	Short	11	830,610	6/30/25	11,756
Live Cattle	Short	7	526,190	8/29/25	8,665
Live Cattle	Short	2	152,120	10/31/25	(34)
Low Sulphur Gas Oil	Long	4	276,300	3/12/25	(9,104)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
Low Sulphur Gas Oil	Long	35	$2,371,250	4/10/25	$(94,425)
Low Sulphur Gas Oil	Long	2	133,850	5/12/25	(5,202)
Low Sulphur Gas Oil	Long	2	132,700	6/12/25	(3,577)
Milling Wheat	Short	48	570,128	5/12/25	15,957
Milling Wheat	Short	16	191,080	9/10/25	(404)
Milling Wheat	Short	12	147,356	12/10/25	(151)
Milling Wheat	Short	1	12,500	3/10/26	90
Natural Gas	Long	33	1,265,220	3/27/25	(24,838)
Natural Gas	Short	11	421,740	3/27/25	(6,189)
Natural Gas	Short	6	233,760	4/28/25	550
Natural Gas	Short	2	80,880	5/28/25	4,077
Natural Gas	Short	2	84,180	6/26/25	3,407
Natural Gas	Short	1	42,560	7/29/25	738
Natural Gas	Short	2	84,480	8/27/25	1,977
NY Harbor Ultra Low Sulfur Diesel	Long	28	2,722,440	3/31/25	(96,149)
NY Harbor Ultra Low Sulfur Diesel	Long	2	189,924	4/30/25	(5,337)
NY Harbor Ultra Low Sulfur Diesel	Long	2	186,875	5/30/25	(5,207)
NY Harbor Ultra Low Sulfur Diesel	Long	1	92,967	6/30/25	(207)
Palladium	Long	4	364,760	6/26/25	(33,737)
Platinum	Long	1	46,895	4/28/25	(147)
Rapeseed	Short	1	27,632	4/30/25	(1,074)
Rapeseed	Short	1	25,856	7/31/25	(409)
Robusta Coffee	Long	5	266,500	5/23/25	(12,776)
Robusta Coffee	Long	4	211,600	7/25/25	3,226
Silver	Long	5	787,400	5/28/25	(53,597)
Silver	Short	40	6,299,200	5/28/25	267,268
Soybean Meal	Short	33	990,660	5/14/25	31,197
Soybean Meal	Short	8	246,000	7/14/25	4,392
Soybean Meal	Short	1	30,960	8/14/25	8
Soybean Meal	Short	1	31,090	9/12/25	1,258
Soybean Meal	Short	1	31,170	10/14/25	668
Soybean Oil	Long	2	52,944	5/14/25	(1,566)
Soybean Oil	Short	19	502,968	5/14/25	10,627
Soybean Oil	Short	7	186,942	7/14/25	2,463
Soybean Oil	Short	1	26,682	8/14/25	634
Soybean Oil	Short	1	26,598	9/12/25	592
Soybean Oil	Short	2	52,956	10/14/25	1,580
Soybeans	Short	57	2,923,388	5/14/25	80,422
Soybeans	Short	10	520,000	7/14/25	(2,459)
Soybeans	Short	1	51,913	8/14/25	785
Soybeans	Short	1	51,275	9/12/25	735
Sugar	Long	20	414,848	4/30/25	4,412
Sugar	Short	55	1,140,832	4/30/25	46,979
Sugar	Short	14	284,122	6/30/25	16,409
Sugar	Short	1	20,406	9/30/25	233
UK Natural Gas	Short	15	593,396	3/28/25	37,631
UK Natural Gas	Short	5	204,450	4/29/25	4,789
Wheat	Short	54	1,500,526	5/14/25	97,213
Wheat	Short	8	227,700	7/14/25	9,670
Wheat	Short	2	58,450	9/12/25	1,433
Wheat	Short	2	60,450	12/12/25	3,083
White Sugar	Short	14	372,820	4/15/25	(19,650)
White Sugar	Short	3	77,160	7/16/25	(2,813)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
White Sugar	Short	1	$25,285	9/15/25	$559
WTI Crude Oil	Long	2	139,520	3/19/25	(3,742)
WTI Crude Oil	Long	50	3,488,000	3/20/25	(91,953)
WTI Crude Oil	Long	2	138,680	4/21/25	(6,622)
WTI Crude Oil	Long	6	416,040	4/22/25	(18,550)
WTI Crude Oil	Long	1	68,870	5/19/25	(3,151)
WTI Crude Oil	Long	3	206,610	5/20/25	(8,025)
WTI Crude Oil	Long	1	68,380	6/20/25	(912)
Zinc	Long	7	484,599	3/17/25	(27,750)
Zinc	Short	7	484,599	3/17/25	8,857
Zinc	Long	6	419,797	6/16/25	(7,908)

					195,551

Currency Contracts
British Pound Index[a]	Long	227	17,836,525	3/17/25	12,381
Canadian Dollar Index[a]	Short	367	25,398,235	3/18/25	496,909
EUR/CZK[a]	Long	3	496,011	3/17/25	739
EUR/HUF[a]	Long	15	1,155,536	3/17/25	31,067
EUR/NOK[a]	Long	31	4,022,661	3/17/25	(37,456)
EUR/PLN[a]	Long	15	1,855,405	3/17/25	44,380
EUR/SEK[a]	Long	2	259,239	3/17/25	(7,136)
Euro Index[a]	Long	11	1,426,562	3/17/25	(10,868)
Euro Index	Short	18	2,334,375	3/17/25	31,006
ICE U.S. Dollar Index[a]	Long	5	537,790	3/17/25	(896)
Japanese Yen Index[a]	Long	35	2,910,906	3/17/25	27,931
Mexican Peso Index[a]	Long	233	5,647,920	3/17/25	(26,295)
New Israeli Shekel Index[a]	Short	5	1,384,200	3/17/25	23,976
New Zealand Dollar Index[a]	Short	54	3,018,330	3/17/25	101,744
South African Rand Index[a]	Short	42	1,121,400	3/17/25	34,122
Swiss Franc Index[a]	Short	135	18,708,469	3/17/25	420,498
U.S. Dollar Index[a]	Long	798	7,978,363	3/17/25	60,004

					1,202,106

Equity Contracts
CAC 40 10 Euro Index[a]	Long	28	2,359,972	3/21/25	(5,320)
CAC 40 10 Euro Index[a]	Short	19	1,601,409	3/21/25	(58,055)
CBOE Volatility Index[a]	Long	39	734,335	3/18/25	45,332
CBOE Volatility Index[a]	Long	23	438,060	4/16/25	15,728
CBOE Volatility Index[a]	Long	6	114,908	5/21/25	2,550
CBOE Volatility Index[a]	Long	1	19,267	6/18/25	(285)
DAX Index[a]	Long	20	11,686,789	3/21/25	864,149
DJ EURO STOXX 50 Index[a]	Long	141	7,980,294	3/21/25	412,196
DJIA Mini E-CBOT Index[a]	Long	9	1,975,005	3/21/25	(14,969)
E-Mini Russell 2000[a]	Short	80	8,661,200	3/21/25	788,680
E-Mini S&P MidCap 400 Index[a]	Short	3	929,910	3/21/25	66,731
FTSE 100 Index[a]	Long	30	3,317,272	3/21/25	89,696
FTSE 100 Index[a]	Short	7	774,030	3/21/25	(42,334)
FTSE China A50 Index[a]	Long	116	1,533,404	3/28/25	(6,010)
FTSE Taiwan Index[a]	Short	12	897,480	3/28/25	33,945
FTSE/JSE Top 40 Index[a]	Short	24	1,014,132	3/20/25	5,838
FTSE/MIB Index[a]	Long	6	1,204,955	3/21/25	129,911
Hang Seng China Enterprises Index[a]	Short	18	977,993	3/28/25	15,849
Hang Seng Index[a]	Long	17	2,510,200	3/28/25	(18,433)
Hang Seng Index[a]	Short	23	3,396,153	3/28/25	37,047

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
IBEX 35 Index[a]	Short	21	$2,906,970	3/21/25	$(54,634)
KOPSI 200 Index[a]	Long	26	1,482,261	3/13/25	(73,278)
Mini TOPIX Index	Short	54	959,936	3/13/25	30,137
MSCI Emerging Markets Index[a]	Long	5	274,125	3/21/25	(982)
MSCI Singapore Index[a]	Long	23	674,624	3/27/25	1,699
NASDAQ 100 E-Mini Index[a]	Long	34	14,225,260	3/21/25	(1,013,066)
NASDAQ 100 E-Mini Index[a]	Short	9	3,765,510	3/21/25	146,111
NIKKEI 225 Index[a]	Long	7	1,725,645	3/13/25	(98,435)
NIKKEI 225 Index[a]	Short	109	5,177,351	3/13/25	250,899
NSE IFSC Nifty 50 Index[a]	Short	2	89,080	3/27/25	2,374
S&P 500 E-Mini Index[a]	Long	108	32,201,550	3/21/25	(840,650)
S&P/TSX 60 Index[a]	Long	21	4,445,163	3/20/25	40,991
SPI 200 Index[a]	Short	1	126,148	3/20/25	2,245
TOPIX Index[a]	Long	28	4,977,447	3/13/25	(127,586)

					628,071

Interest Rate Contracts[a]
3 Month CORRA	Long	1	168,386	9/16/25	(65)
3 Month CORRA	Long	1	168,619	12/16/25	(4)
3 Month CORRA	Long	1	168,758	3/17/26	56
3 Month CORRA	Long	1	168,792	6/16/26	21
3 Month CORRA	Long	1	168,792	9/15/26	39
3 Month EURIBOR	Short	81	20,559,959	6/16/25	2,143
3 Month EURIBOR	Short	76	19,317,434	9/15/25	(2,692)
3 Month EURIBOR	Short	81	20,601,972	12/15/25	(7,649)
3 Month EURIBOR	Short	51	12,973,596	3/16/26	(8,906)
3 Month EURIBOR	Long	117	29,759,921	6/15/26	(18,311)
3 Month EURIBOR	Short	53	13,480,990	6/15/26	(12,950)
3 Month EURIBOR	Short	42	10,680,325	9/14/26	(12,009)
3 Month EURIBOR	Short	40	10,168,108	12/14/26	(11,025)
3 Month EURIBOR	Short	17	4,319,682	3/15/27	(4,782)
3 Month SOFR	Short	44	10,555,050	9/16/25	2,529
3 Month SOFR	Short	49	11,781,438	12/16/25	(11,715)
3 Month SOFR	Short	75	18,059,063	3/17/26	(31,725)
3 Month SOFR	Short	59	14,218,262	6/16/26	(31,128)
3 Month SOFR	Short	141	33,993,337	9/15/26	(96,283)
3 Month SOFR	Short	46	11,091,175	12/15/26	(26,036)
3 Month SOFR	Short	51	12,296,100	3/16/27	(29,480)
3 Month SOFR	Short	28	6,750,100	6/15/27	(19,150)
3 Month SONIA	Short	11	3,316,187	9/16/25	2,033
3 Month SONIA	Short	8	2,416,175	12/16/25	2,551
3 Month SONIA	Short	12	3,628,036	3/17/26	6,756
3 Month SONIA	Short	8	2,419,697	6/16/26	(2,494)
3 Month SONIA	Short	19	5,747,976	9/15/26	(9,616)
ASX 90 Day Bank Accepted Bill	Long	10	6,146,349	6/12/25	(2,494)
ASX 90 Day Bank Accepted Bill	Long	9	5,534,147	9/11/25	985
ASX 90 Day Bank Accepted Bill	Long	7	4,305,178	12/11/25	(198)
ASX 90 Day Bank Accepted Bill	Long	4	2,460,282	3/12/26	(868)
ASX 90 Day Bank Accepted Bill	Long	3	1,845,212	6/11/26	(225)
Australian 3 Yr. Bond	Long	66	4,355,658	3/17/25	(4,972)
Australian 10 Yr. Bond	Long	36	2,535,932	3/17/25	32,997
Australian 10 Yr. Bond	Short	57	4,015,225	3/17/25	30,307
Canadian 2 Yr. Bond	Long	1	73,091	6/19/25	183
Canadian 5 Yr. Bond	Long	6	480,788	6/19/25	2,595

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
Canadian 10 Yr. Bond	Long	85	$7,330,534	6/19/25	$85,639
Euro-BOBL	Long	25	3,083,783	6/06/25	1,524
Euro-Bund	Long	64	8,842,540	3/06/25	(82,009)
Euro-Bund	Long	65	8,920,694	6/06/25	2,660
Euro-Buxl	Short	7	942,536	3/06/25	35,730
Euro-Buxl	Short	7	940,503	6/06/25	(86)
Euro-OAT	Long	21	2,713,460	3/06/25	(3,996)
Euro-OAT	Long	10	1,305,609	6/06/25	(834)
Euro-SCHATZ	Short	64	7,099,128	3/06/25	(10,064)
Euro-SCHATZ	Long	20	2,220,967	6/06/25	343
Euro-SCHATZ	Short	190	21,099,187	6/06/25	(11,228)
Japanese 10 Yr. Bond	Long	14	1,299,605	3/12/25	270
Japanese 10 Yr. Bond	Long	1	928,488	3/13/25	1,460
Korean 3 Yr. Bond	Long	7	511,423	3/18/25	398
Korean 10 Yr. Bond	Short	22	1,801,176	3/18/25	(10,259)
Long Gilt	Long	60	7,051,538	6/26/25	52,080
U.S. Treasury 2 Yr. Note	Long	210	43,463,438	6/30/25	181,767
U.S. Treasury 5 Yr. Note	Long	53	5,720,687	6/30/25	34,024
U.S. Treasury 5 Yr. Note	Short	13	1,403,187	6/30/25	(6,698)
U.S. Treasury 10 Yr. Note	Long	2	222,188	6/18/25	280
U.S. Treasury 10 Yr. Note	Short	87	9,665,156	6/18/25	(9,906)
U.S. Treasury 10 Yr. Ultra	Long	1	114,250	6/18/25	93
U.S. Treasury Long Bond	Short	63	7,439,907	6/18/25	(72,217)
U.S. Treasury Ultra Bond	Short	13	1,613,625	6/18/25	(22,881)

					(95,492)

Total Futures Contracts					$1,930,236

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2025, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar[b]	MSCO	Buy	5,609,000	3,532,585		3/19/25	$1	$(51,679)
Australian Dollar[b]	MSCO	Sell	11,372,000	7,128,443		3/19/25	72,058	(1,000)
British Pound	JPHQ	Buy	650,000	810,486		3/19/25	7,115	–
British Pound	JPHQ	Sell	3,056,000	3,877,986		3/19/25	34,493	(488)
British Pound[b]	MSCO	Buy	3,749,000	4,689,219		3/19/25	32,204	(5,754)
British Pound[b]	MSCO	Sell	5,835,000	7,288,863		3/19/25	32,079	(82,755)
Canadian Dollar[b]	MSCO	Buy	3,389,000	2,368,468		3/19/25	–	(23,957)
Canadian Dollar[b]	MSCO	Sell	14,378,000	10,163,388		3/19/25	217,171	(486)
Euro	JPHQ	Buy	2,519,000	2,633,159		3/19/25	–	(17,471)
Euro	JPHQ	Sell	2,456,000	2,590,016		3/19/25	39,773	(29)
Euro[b]	MSCO	Buy	5,302,000	5,538,896		3/19/25	3,409	(36,795)
Euro[b]	MSCO	Sell	14,852,000	15,580,058		3/19/25	163,296	(5,313)
Japanese Yen[b]	MSCO	Buy	849,701,000	5,591,533		3/19/25	70,756	(5,069)
Japanese Yen[b]	MSCO	Sell	1,261,833,000	8,282,125		3/19/25	701	(119,728)
Mexican Peso[b]	MSCO	Buy	44,011,000	2,128,091		3/19/25	10,914	(3,883)
Mexican Peso[b]	MSCO	Sell	40,806,000	1,976,763		3/19/25	4,894	(7,767)
New Zealand Dollar[b]	MSCO	Buy	457,000	257,799		3/19/25	4	(1,961)
New Zealand Dollar[b]	MSCO	Sell	5,154,000	2,977,680		3/19/25	92,513	(214)
Swiss Franc[b]	MSCO	Buy	743,000	824,282		3/19/25	2,689	(2,241)
Swiss Franc[b]	MSCO	Sell	6,608,000	7,524,361		3/19/25	192,565	(3,074)
Australian Dollar	BZWS	Sell	106,000	67,364		3/20/25	1,581	–
British Pound	BZWS	Buy	160,000	198,353		3/20/25	2,902	–
British Pound	BZWS	Sell	1,396,000	1,751,149		3/20/25	5,819	(10,622)
Canadian Dollar	BZWS	Buy	762,000	532,452		3/20/25	–	(5,277)
Canadian Dollar	BZWS	Sell	3,117,000	2,178,951		3/20/25	22,901	(389)
Euro	BZWS	Buy	119,000	124,759		3/20/25	54	(1,239)
Euro	BZWS	Sell	3,516,000	3,665,516		3/20/25	29,174	(14,804)
Hong Kong Dollar	BZWS	Sell	8,230,000	1,058,013		3/20/25	230	(919)
Japanese Yen	BZWS	Buy	114,731,000	769,517		3/21/25	1,043	(6,510)
Japanese Yen	BZWS	Sell	180,520,000	1,170,413		3/21/25	–	(31,755)
Australian Dollar	BNYM	Sell	840,000	532,503		3/27/25	11,172	–
Canadian Dollar	BNYM	Sell	192,000	134,670		3/27/25	1,796	–
Euro	BNYM	Sell	1,111,000	1,170,646		3/27/25	16,518	–
Hong Kong Dollar	BNYM	Buy	8,615,000	1,110,488		3/27/25	–	(2,093)
Hong Kong Dollar	BNYM	Sell	8,615,000	1,109,889		3/27/25	1,494	–
Euro	CITI	Sell	204,462	24,398,396	RSD	3/28/25	12,895	(9,349)
Serbian Dinar	CITI	Sell	24,398,396	207,717	EUR	3/28/25	755	(920)
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	382,857	–
British Pound	JPHQ	Buy	483,611	590,000		4/07/25	18,277	–
British Pound	JPHQ	Sell	488,341	600,000		4/07/25	–	(14,227)
Chilean Peso	JPHQ	Buy	2,246,294,341	2,230,834		4/07/25	107,766	–
Chilean Peso	JPHQ	Sell	701,316,000	690,000		4/07/25	–	(40,134)
Chinese Yuan	JPHQ	Sell	18,538,393	2,528,102		4/07/25	–	(24,222)
Colombian Peso	JPHQ	Buy	4,269,615,290	1,026,590		4/07/25	445	(4,407)
Colombian Peso	JPHQ	Sell	14,057,659,053	3,200,060		4/07/25	29	(166,962)
Euro	CITI	Sell	391,295	45,964,441	RSD	4/07/25	2,158	(2,041)
Serbian Dinar	CITI	Sell	30,681,332	260,984	EUR	4/07/25	953	(1,245)
Polish Zloty	JPHQ	Sell	679,667	158,219	EUR	4/07/25	1,730	(5,043)
Serbian Dinar	JPHQ	Sell	15,283,108	130,180	EUR	4/07/25	1,795	(1,756)
Euro	JPHQ	Buy	1,586,653	1,670,000		4/07/25	–	(20,758)
Euro	JPHQ	Sell	2,242,520	2,309,299		4/07/25	2,806	(24,489)
Indian Rupee	JPHQ	Sell	153,226,713	1,750,000		4/07/25	5,574	(1,668)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Buy	32,891,464	210,252		4/07/25	$9,239	$–
Kazakhstan Tenge	CITI	Buy	90,374,598	174,401		4/07/25	5,170	–
Kazakhstan Tenge	JPHQ	Buy	351,648,351	653,561		4/07/25	45,150	–
Malaysian Ringgit	BZWS	Buy	1,949,200	440,000		4/07/25	–	(2,640)
Malaysian Ringgit	BZWS	Sell	3,953,573	880,764		4/07/25	–	(6,335)
Malaysian Ringgit	GSCO	Buy	1,951,840	440,000		4/07/25	–	(2,048)
Mexican Peso	JPHQ	Buy	61,896,436	2,979,260		4/07/25	15,201	–
Mexican Peso	JPHQ	Sell	48,960,020	2,340,000		4/07/25	–	(28,615)
Peruvian Nuevo Sol	JPHQ	Buy	3,943,200	1,060,000		4/07/25	9,310	–
Peruvian Nuevo Sol	JPHQ	Sell	9,905,540	2,643,809		4/07/25	–	(42,356)
Polish Zloty	JPHQ	Buy	1,982,325	500,000		4/07/25	–	(10,667)
Polish Zloty	JPHQ	Sell	2,885,091	709,964		4/07/25	–	(2,214)
South African Rand	JPHQ	Buy	24,383,452	1,277,872		4/07/25	22,121	(957)
South African Rand	JPHQ	Sell	34,099,879	1,809,492		4/07/25	1,354	(8,545)
Turkish Lira	JPHQ	Buy	37,093,964	973,496		4/07/25	8,220	(74)
Turkish Lira	JPHQ	Sell	6,518,087	172,293		4/07/25	328	(527)
Indonesian Rupiah	JPHQ	Buy	16,285,462,620	980,000		4/08/25	906	–
Indonesian Rupiah	JPHQ	Sell	34,790,562,876	2,125,819		4/08/25	30,313	–
Thai Baht	JPHQ	Sell	34,995,490	1,010,000		4/08/25	–	(16,917)
Brazilian Real	JPHQ	Buy	8,233,517	1,367,648		5/05/25	12,386	–
Brazilian Real	JPHQ	Sell	8,183,736	1,390,000		5/05/25	18,311	–
Euro	GSCO	Sell	178,965	21,359,458	RSD	5/05/25	10,632	(7,895)
Serbian Dinar	CITI	Sell	21,359,458	181,505	EUR	5/05/25	657	(750)
Chinese Yuan	MSCO	Sell	11,329,277	1,572,530		5/16/25	8,615	–
South Korean Won	MSCO	Buy	734,222,813	513,149		5/20/25	–	(9,098)
Danish Krone	MSCO	Sell	2,300,000	325,679		5/28/25	3,972	–
British Pound	MSCO	Sell	3,650,000	4,617,725		5/30/25	27,190	–
Euro	MSCO	Sell	3,700,000	3,905,663		5/30/25	48,323	–
Swedish Krona	MSCO	Sell	9,200,000	866,861		5/30/25	7,537	–
Swiss Franc	MSCO	Sell	600,000	678,205		5/30/25	6,491	–

Total Forward Exchange Contracts							$1,900,785	$(900,131)

Net unrealized appreciation (depreciation)							$1,000,654

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2025, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	163,000		$(6,941)	$(3,871)	$(3,070)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(16,854)	(2,001)	(14,853)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(19,948)	(1,778)	(18,170)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000		(1,440)	(102)	(1,338)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(18,508)	434	(18,942)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(2,987)	560	(3,547)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(12,267)	2,875	(15,142)

American Airlines Inc.	(5.00)%	Quarterly	12/20/29	33,000		(1,224)	1,568	(2,792)

American Airlines Inc.	(5.00)%	Quarterly	12/20/29	55,000		(2,040)	2,750	(4,790)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,174)	(6,709)	535

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(3,109)	(3,169)	60

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	107,000		(4,556)	(4,610)	54

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,174)	(4,845)	(1,329)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,174)	(5,568)	(606)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,174)	(4,860)	(1,314)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(1,703)	(1,355)	(348)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	214,000		(10,788)	(7,186)	(3,602)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	220,000		(11,091)	(6,260)	(4,831)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	280,000		(14,115)	(5,337)	(8,778)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	50,000		(2,520)	(2,899)	379
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	142,000		(7,158)	(2,820)	(4,338)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	51,000		(2,571)	(2,800)	229
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	24,000		(1,210)	(686)	(524)

Bayer AG	(1.00)%	Quarterly	12/20/29	226,000	EUR	(529)	(1,076)	547

Bayer AG	(1.00)%	Quarterly	12/20/29	226,000	EUR	(529)	(775)	246

Bayer AG	(1.00)%	Quarterly	12/20/29	122,000	EUR	(285)	(297)	12

Bayer AG	(1.00)%	Quarterly	12/20/29	1,000	EUR	(2)	2	(4)

Bayer AG	(1.00)%	Quarterly	12/20/29	63,000	EUR	(147)	136	(283)

Bayer AG	(1.00)%	Quarterly	12/20/29	339,000	EUR	(793)	(1,276)	483

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Bayerische	(1.00)%	Quarterly	12/20/25	146,000	EUR	$(1,098)	$(495)	$(603)

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	165,000		(11,295)	(11,664)	369

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	164,000		(11,227)	(11,541)	314

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	109,000		(7,462)	(8,111)	649

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	110,000		(7,530)	(7,664)	134

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	109,000		(7,462)	(7,594)	132

Cleveland Cliff Inc.	(5.00)%	Quarterly	12/20/26	109,000		(7,462)	(7,534)	72

Ford Motor Co.	(5.00)%	Quarterly	6/20/30	767,000		(110,878)	(109,870)	(1,008)

Ford Motor Co.	(5.00)%	Quarterly	6/20/30	14,000		(2,024)	(2,112)	88

Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		13,057	137,788	(124,731)

Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(3,667)	(4,524)	857

Iceland Bondco PLC	(5.00)%	Quarterly	12/20/27	54,000	EUR	(2,289)	(1,379)	(910)

Iceland Bondco PLC	(5.00)%	Quarterly	12/20/27	33,000	EUR	(1,399)	(993)	(406)

Iceland Bondco PLC	(5.00)%	Quarterly	12/20/27	55,000	EUR	(2,332)	210	(2,542)

Iceland Bondco PLC	(5.00)%	Quarterly	12/20/27	22,000	EUR	(933)	(548)	(385)

Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,208)	(13,996)	788

Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,208)	(13,677)	469

Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,208)	(13,605)	397

Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	22,000	EUR	(2,642)	(3,211)	569

Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	22,000	EUR	(2,642)	(2,826)	184
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	500,000		(27,451)	(27,451)	–
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	215,000		(13,781)	(18,908)	5,127
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	85,000		(5,448)	(7,091)	1,643
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	43,000		(2,756)	(4,113)	1,357
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	23,000		(1,474)	(1,927)	453
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	47,000		(3,046)	(3,523)	477
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(5,961)	7,905	(13,866)

Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	9,000		623	495	128

Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	100,000		6,923	7,104	(181)

Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	145,000		10,039	9,063	976

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	43,000		6,381	5,966	415

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	144,000		21,370	20,160	1,210

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	66,000		$4,569	$3,653	$916

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	2,000		297	298	(1)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	13,000		1,929	1,804	125

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	58,000		8,607	7,903	704

Kohl’s Corp.	(1.00)%	Quarterly	6/20/27	36,000		1,687	1,572	115

Kohl’s Corp.	(1.00)%	Quarterly	6/20/27	67,000		3,141	2,931	210

Kohl’s Corp.	(1.00)%	Quarterly	6/20/27	54,000		2,531	2,973	(442)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/27	145,000		6,797	7,794	(997)

Lanxess AG	(1.00)%	Quarterly	12/20/29	60,000	EUR	760	666	94

Lanxess AG	(1.00)%	Quarterly	12/20/29	95,000	EUR	1,203	1,232	(29)

Lanxess AG	(1.00)%	Quarterly	12/20/29	100,000	EUR	1,266	1,248	18

Lanxess AG	(1.00)%	Quarterly	12/20/29	245,000	EUR	3,103	7,299	(4,196)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	32,000		(256)	(207)	(49)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/27	502,000		(3,943)	(1,329)	(2,614)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/26	246,000		(1,631)	(253)	(1,378)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,894)	1,572	(4,466)

MetLife Inc.	(1.00)%	Quarterly	12/20/29	1,350,000		(25,073)	(21,158)	(3,915)

MetLife Inc.	(1.00)%	Quarterly	12/20/29	338,000		(6,277)	(4,966)	(1,311)

Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	4,623,000	JPY	1,391	1,406	(15)

Petroleos Mexicanos	(1.00)%	Quarterly	6/20/26	535,000		15,871	19,932	(4,061)

Saint-Gobain SA	(1.00)%	Quarterly	12/20/29	652,000	EUR	(18,395)	(17,604)	(791)

SES S.A.	(1.00)%	Quarterly	12/20/29	8,000	EUR	557	348	209

SES S.A.	(1.00)%	Quarterly	12/20/29	32,000	EUR	2,228	2,847	(619)

SES S.A.	(1.00)%	Quarterly	12/20/29	32,000	EUR	2,228	3,496	(1,268)

SES S.A.	(1.00)%	Quarterly	12/20/29	50,000	EUR	3,481	3,929	(448)

SES S.A.	(1.00)%	Quarterly	12/20/29	57,000	EUR	3,969	4,191	(222)

SES S.A.	(1.00)%	Quarterly	12/20/29	42,000	EUR	2,924	4,192	(1,268)

SES S.A.	(1.00)%	Quarterly	12/20/29	102,000	EUR	7,102	8,263	(1,161)

SES S.A.	(1.00)%	Quarterly	12/20/29	100,000	EUR	6,963	8,538	(1,575)

SES S.A.	(1.00)%	Quarterly	12/20/29	256,000	EUR	17,825	18,297	(472)

SES S.A.	(1.00)%	Quarterly	12/20/29	428,000	EUR	29,801	19,803	9,998

SES S.A.	(1.00)%	Quarterly	12/20/29	272,000	EUR	18,939	23,979	(5,040)

Stellantis NV	(5.00)%	Quarterly	12/20/29	559,000	EUR	(92,941)	(104,097)	11,156

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Stellantis NV	(5.00)%	Quarterly	12/20/29	347,000	EUR	$(57,693)	$(55,351)	$(2,342)

Stellantis NV	(5.00)%	Quarterly	12/20/29	202,000	EUR	(33,585)	(37,815)	4,230

Stellantis NV	(5.00)%	Quarterly	12/20/29	201,000	EUR	(33,419)	(32,320)	(1,099)

Stellantis NV	(5.00)%	Quarterly	12/20/29	42,000	EUR	(6,983)	(7,784)	801

Suedzucker AG	(1.00)%	Quarterly	12/20/29	110,000	EUR	(701)	(621)	(80)

Suedzucker AG	(1.00)%	Quarterly	12/20/29	55,000	EUR	(351)	(269)	(82)

Suedzucker AG	(1.00)%	Quarterly	12/20/29	55,000	EUR	(351)	(269)	(82)

Suedzucker AG	(1.00)%	Quarterly	12/20/29	274,000	EUR	(1,747)	(1,103)	(644)

Suedzucker AG	(1.00)%	Quarterly	12/20/29	55,000	EUR	(351)	(312)	(39)

Virgin Media	(5.00)%	Quarterly	12/20/29	552,000	EUR	(21,156)	(20,494)	(662)

Volkswagen AG	(1.00)%	Quarterly	12/20/29	1,430,000	EUR	4,336	7,235	(2,899)

Xerox Corp.	(1.00)%	Quarterly	12/20/28	30,000		5,213	4,188	1,025

Xerox Corp.	(1.00)%	Quarterly	12/20/28	50,000		8,688	7,234	1,454

Xerox Corp.	(1.00)%	Quarterly	12/20/29	20,000		4,807	3,943	864

Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		7,345	7,345	–

Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		12,018	11,237	781

Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		12,018	11,868	150

Contracts to Sell Protection[c,d]

Single Name

Xerox Corp.	1.00%	Quarterly	12/20/27	50,000		(4,454)	(3,996)	(458)	B+

Xerox Corp.	1.00%	Quarterly	12/20/27	20,000		(1,782)	(1,346)	(436)	B+

Xerox Corp.	1.00%	Quarterly	12/20/27	15,000		(1,336)	(971)	(365)	B+

Traded Index

CDX.EM.42[e]	1.00%	Quarterly	12/20/29	1,000,000		(24,044)	(29,610)	5,566	Investment Grade

CDX.NA.HY.43[e]	5.00%	Quarterly	12/20/29	3,000,000		229,589	212,925	16,664	Non-Investment Grade

CDX.NA.IG.43[e]	1.00%	Quarterly	12/20/29	26,000,000		571,334	590,523	(19,189)	Investment Grade

ITRX.EUR[e]	1.00%	Quarterly	12/20/29	29,000,000	EUR	631,655	638,756	(7,101)	Investment Grade

ITRX.EUR.XOVER[e]	5.00%	Quarterly	12/20/29	8,880,030	EUR	805,697	814,618	(8,921)	Non-Investment Grade

Total Centrally Cleared Swap Contracts						$1,711,005	$1,970,542	$(259,537)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	97,000		$(5,087)	$(2,517)	$(2,570)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	77,000		(4,038)	(2,148)	(1,890)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	77,000		(4,866)	(483)	(4,383)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	97,000		(6,130)	(363)	(5,767)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	41,000		(2,591)	(204)	(2,387)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(5,182)	(203)	(4,979)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(5,182)	(101)	(5,081)

Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		15,070	62,410	(47,340)

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	778,000		60,127	153,063	(92,936)

Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		6,658	28,714	(22,056)

Government of Korea	(1.00)%	Quarterly	BZWS	6/20/29	475,000		(14,499)	(11,371)	(3,128)

Government of Korea	(1.00)%	Quarterly	BZWS	12/20/29	1,025,000		(19,744)	(16,566)	(3,178)

Government of Korea	(1.00)%	Quarterly	GSCO	6/20/29	2,553,000		(77,927)	(63,462)	(14,465)

Government of Korea	(1.00)%	Quarterly	GSCO	12/20/29	150,000		(2,889)	(2,089)	(800)

Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/25	184,000		(550)	89	(639)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	41,000		(3,032)	(3,549)	517
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	35,000		(2,588)	(3,026)	438
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	72,000		(5,325)	(4,749)	(576)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	36,000		(2,662)	2,880	(5,542)

Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/29	137,686,000	JPY	(17,143)	(18,052)	909

Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/29	2,312,000	JPY	665	715	(50)

Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/29	7,082,000	JPY	2,038	2,691	(653)

Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/29	10,732,000	JPY	3,088	4,106	(1,018)

Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	12/20/29	194,851,000	JPY	56,063	59,921	(3,858)

Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(319)	(54)	(265)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(1,455)	279	(1,734)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(942)	450	(1,392)

Petroleos Mexicanos	(1.00)%	Quarterly	BZWS	6/20/26	500,000		13,847	14,259	(412)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	11,032,000	JPY	264	3,832	(3,568)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	11,032,000	JPY	264	3,956	(3,692)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	11,032,000	JPY	264	4,426	(4,162)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	(172)	411	(583)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	(523)	1,449	(1,972)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/25	14,667,000	JPY	$(366)	$445	$(811)

Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	16,041,000	JPY	(401)	1,652	(2,053)

Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	(351)	4,715	(5,066)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	3,000,000	JPY	(75)	86	(161)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	6,444,000	JPY	(161)	136	(297)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,549,000	JPY	(188)	288	(476)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,271,000	JPY	(182)	293	(475)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	12,200,000	JPY	(305)	339	(644)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,482,000	JPY	(362)	365	(727)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,542,000	JPY	(363)	617	(980)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	12/20/29	44,000		(4,212)	(2,388)	(1,824)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	12/20/29	44,000		(4,212)	(2,349)	(1,863)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	12/20/29	33,000		(3,159)	(1,942)	(1,217)

Contracts to Sell Protection[c,d]

Single Name

Government of Argentina	5.00%	Quarterly	GSCO	12/20/29	370,000		(68,339)	(91,942)	23,603	CCC

Government of Brazil	1.00%	Quarterly	BZWS	12/20/29	280,000		(8,960)	(10,286)	1,326	BB

Government of Brazil	1.00%	Quarterly	GSCO	12/20/29	1,825,000		(58,401)	(88,882)	30,481	BB

Government of Egypt	1.00%	Quarterly	BZWS	12/20/29	168,000		(27,299)	(28,780)	1,481	B-

Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000		(295,081)	(291,481)	(3,600)	B-

Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	265,000		(37,978)	(41,864)	3,886	B-

Government of Egypt	1.00%	Quarterly	JPHQ	12/20/29	177,000		(28,762)	(30,322)	1,560	B-

Total OTC Swap Contracts							$(563,655)	$(366,586)	$(197,069)

Total Credit Default Swap Contracts							$1,147,350	$1,603,956	$(456,606)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.
[e]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2025, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Received Fixed 45.75% Pay Floating rate TLREF	Quarterly	7/14/25	56,000,000	TRY	$(12,317)
Receive Fixed 9.14% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/17/25	7,550,000	MXN	857
Receive Fixed 1.58% Pay Floating rate China 7-Day Repo	Quarterly	12/18/25	52,042,071	CNY	(14,313)
Receive Fixed 9.03% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/23/25	22,650,000	MXN	1,615
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/31/25	38,400,000	MXN	21,464
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	15,574
Receive Fixed 6.92% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	45,016,853	ZAR	20,579
Receive Fixed 7.02% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	12,972
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	(939)
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	1,557
Receive Fixed 16.25% Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(31,669)
Receive Fixed 7.98% Pay Floating Rate COIR	Quarterly	3/19/27	5,531,819,764	COP	(2,601)
Receive Fixed 8.02% Pay Floating Rate COIR	Quarterly	3/19/27	6,276,246,033	COP	(4,017)
Receive Fixed 4.22% Pay Floating rate SOFR	Annually	1/14/28	6,274,534		75,201
Receive Fixed 4.15% Pay Floating rate SOFR	Annually	11/22/28	5,700,000		79,726
Receive Fixed 3.93% Pay Floating rate SOFR	Annually	3/15/29	5,469,600		39,015
Receive Fixed 9.14% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/13/29	7,550,000	MXN	8,358
Receive Fixed 1.87% Pay Floating rate China 7-Day Repo	Quarterly	12/18/29	11,323,248	CNY	(16,357)
Receive Fixed 2.75% Pay Floating 3-Month-KDR	Quarterly	12/18/29	1,170,000,000	KRW	7,431
Receive Fixed 3.39% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,729,619	CZK	(1,729)
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	135
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	14,320,842	CZK	87
Receive Fixed 3.50% Pay Floating rate 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	1,376

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.93% Pay Floating rate SOFR	Annually	12/18/29	3,536,000		$29,652
Receive Fixed 5.32% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	275,090,629	HUF	(27,866)
Receive Fixed 5.41% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(41,212)
Receive Fixed 5.42% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(16,527)
Receive Fixed 5.44% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(16,123)
Receive Fixed 5.58% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	59,264,095	HUF	(4,375)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	85,998,786	HUF	(4,390)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	126,424,928	HUF	(6,454)
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	143,221,562	HUF	(6,861)
Receive Fixed 9.03% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/18/29	22,650,000	MXN	21,095
Received Fixed 9.18% Pay Floating rate 3-Month-JIBAR	Quarterly	9/19/34	7,500,000	ZAR	11,157
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	31,713
Receive Fixed 5.85% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	13,145
Receive Fixed 5.87% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	12,907

Total Interest Rate Swap Contracts					$197,866

*In U.S. dollars unless otherwise indicated.

At February 28, 2025, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/3025	9,680,171		$(35,178)
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/25	696,205		(2,530)
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/25	10,373,618		(9,646)
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	11,435,919		(119,748)
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	804,095		(8,420)
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/30/25	42,400,366		311,473
FX G10 Value	Fixed 0.00%	Monthly	CITI	6/30/25	3,021,436		22,195

							158,146

Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	193,822	GBP	141,588
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	418,776	EUR	36,698
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	217,645	GBP	6,641

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
[b]AcadeMedia AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/25	–	SEK	$1,470
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,551,281	SEK	71,589
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	297,640	EUR	13,445
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	3,029,498	SEK	199,504
Adesso SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/26	58,205	EUR	(3,700)
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/25	365,371	EUR	23,116
Adyen	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	65,391	EUR	803
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	3,003,396	ZAR	(7,281)
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/25	85,027	EUR	8,893
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/25	72,433	EUR	(344)
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	39,159	GBP	10,173
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,451,788	NOK	(79,611)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	95,867		6,137
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/26	368,723		(8,806)
ALK Abello A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/12/25	1,285,736	DKK	(1,413)
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/25	2,505,580	SEK	68,150
Alligo AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/15/25	319,446	SEK	(328)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	375,284	CHF	108,625
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/25	76,457	EUR	79,868
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,773,985	SEK	340,918
Ambu A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/25	1,783,830	DKK	5,494
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/25	26,265	GBP	23,807
Amperex Technology Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/26	498,365		(14,473)
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	381,726	CHF	220,840
Amundi	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/25	199,341	EUR	16,480
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	139,803		(25,810)
Anadolu Sigorta	1-Day FEDEF + 1.25%	Monthly	MSCO	12/30/25	85,272		27,334
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/25	93,493	EUR	(18,958)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/25	190,652	GBP	55,423
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	56,470	EUR	845
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	70,026		(14,578)
Arcure	1-Day EONIA + 0.275%	Monthly	MSCO	11/03/25	9,465	EUR	(719)
Argan	1-Day EONIA + 0.275%	Monthly	MSCO	9/11/25	171,828	EUR	(20,134)
Argenx SE	Euro STR + 0.35%	Monthly	JPHQ	2/05/26	83,492	EUR	(5,527)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	6,484,686	SEK	(48,306)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/25	392,653	EUR	7,737
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/25	520,594	CHF	110,549
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/25	38,500		6,844
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	96,859	EUR	(7,735)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	196,311	CHF	(122,171)
ASM International	Euro STR + 0.35%	Monthly	JPHQ	6/06/25	432,788	EUR	(81,979)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	181,809		141,824
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/25	157,176	GBP	(37,543)
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/25	2,401,776	ZAR	(15,922)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	363,438	EUR	(47,676)
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	287,984	EUR	96,367
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/26	2,329,433	SEK	165,097
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/25	123,603	EUR	19,627
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/26	109,414	EUR	(34,886)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/25	2,858,997	NOK	51,323
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	285,465	CHF	(43,775)
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/26	18,301	GBP	2,076
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/25	8,978,304	ZAR	13,946
Aviva ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/21/25	198,010	GBP	32,083
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	399,802	EUR	46,356
B&S Group SA	Euro STR + 0.35%	Monthly	JPHQ	1/16/26	81,517	EUR	7,289
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,226,076	NOK	40,939
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	185,593	GBP	74,450
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/25	111,632	GBP	1,441
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	265,439	GBP	117,427
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/25	189,591	EUR	85,129

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	551,575	EUR	$17,313
Banca Popolare di Sondrio	1-Month EIBOR + 0.40%	Monthly	BZWS	2/16/26	485,440	EUR	1,393
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/25	59,871	EUR	22,664
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/25	236,540	GBP	95,492
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/25	145,172	GBP	116,486
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/25	353,549	CHF	46,037
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	2,646,790	DKK	(17,048)
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/25	181,515	EUR	96,002
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/25	386,264	CHF	(32,697)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,131,302	SEK	(62,667)
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	306,869	EUR	(54,719)
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/25	130,365		(1,526)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	95,978	EUR	2,143
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/25	4,811,439	SEK	198,675
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/25	368,591	EUR	(20,373)
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/25	415,321	EUR	104,322
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/25	4,617,513	SEK	55,383
Billington Holdings	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	32,051	GBP	(403)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,564,993	SEK	47,237
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,974,163	SEK	(110,216)
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/25	52,197	CHF	7,167
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	214,782	GBP	(18,211)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	222,021	EUR	64,009
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/25	125,062		(35,995)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/25	693,708	NOK	(4,845)
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	314,501	EUR	(16,265)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	242,868	EUR	105,670
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/25	3,331,042	SEK	35,432
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	22,106	GBP	217
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/25	778,915	SEK	(8,822)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	145,303	CHF	21,721
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	141,344	EUR	26,013
BW LPG Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	4,034,966	NOK	(36,901)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	212,094	GBP	141,052
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/25	59,866	EUR	19,741
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/26	222,679	EUR	10,688
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	104,749	GBP	(11,644)
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/25	71,324	EUR	2,162
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/25	160,884	EUR	86,799
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/25	779,924	DKK	7,974
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/25	196,654	EUR	25,871
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	226,904	GBP	124,175
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	297,705	EUR	(49,245)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	223,041	EUR	80,050
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	259,262	EUR	90,220
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	362,486	GBP	37,734
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	119,486	EUR	(5,522)
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	216,113	GBP	53,483
Cicor Tech	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	52,512	CHF	21,882
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	29,819	EUR	10,855
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/25	265,509	CHF	(78,849)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/25	173,069	GBP	68,016
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,251,669	SEK	305,078
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	171,288	EUR	(150,058)
Close Brothers Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/17/25	136,530	GBP	66,435
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/25	95,181	GBP	36,649
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/25	294,070	EUR	(41,294)
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	112,011	EUR	39,502
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/25	1,062,776		(92,502)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	471,320	GBP	(114,854)
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/25	438,954	GBP	(103,746)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	282,239	EUR	40,206

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	251,823	EUR	$47,610
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/25	380,245	EUR	(38,849)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	3,369,154	SEK	(111,160)
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/25	105,913	GBP	38,699
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	568	GBP	623
Crayon Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,077,669	NOK	(16,850)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	163,806	GBP	62,455
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	398,291	EUR	(33,221)
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/25	1,387,825	DKK	49,183
Dassault Aviation	1-Day EONIA + 0.30%	Monthly	MSCS	9/16/25	164,271	EUR	47,974
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	2,128,386	ZAR	16,655
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	38,604	EUR	6,118
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	203,021	GBP	20,623
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/25	59,980	EUR	(3,067)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/25	905,549	SEK	(42,933)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/25	241,736	EUR	(28,975)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	355,441	EUR	146,756
Deutsche Telekom AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	63,418	EUR	11,069
Deutsche Wohnen SE	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	326,552	EUR	1,082
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/25	118,504	EUR	(2,207)
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/25	55,666		5,817
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	188,241	EUR	(110,227)
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/26	35,497	EUR	(578)
Diys Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/12/25	2,732,360	SEK	(24,544)
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	319,485	CHF	46,194
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/25	43,301	EUR	2,736
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	55,037		9,688
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/26	248,043	CHF	75,419
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/26	21,340	GBP	(649)
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	445,820	GBP	83,350
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/26	310,346	EUR	36,362
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/25	295,998	GBP	(2,226)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/25	307,619	EUR	19,886
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	56,966	EUR	(7,305)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	470,116	CHF	78,809
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	328,205	GBP	20,012
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/25	441,160	EUR	(102,498)
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/26	1,123,406	NOK	2,443
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/25	365,508	EUR	(45,750)
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/25	1,582,138	NOK	2,645
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/26	491,087	EUR	73,258
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	221,297		89,272
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/25	307,898	EUR	41,341
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/25	1,295,091	EUR	42,821
Energy Transfer LP	SOFR + 1.01%	Monthly	GSCO	2/14/26	209,595		(4,384)
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	122,044	EUR	25,561
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/25	767,449	EUR	83,422
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	307,782	GBP	(108,624)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,376,447	NOK	(14,849)
Equities Property Fund	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	2,238,064	ZAR	(4,428)
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/25	214,524		(5,751)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/30/25	3,223,743		(86,433)
Equity Low Beta	Fixed (0.188)%	Monthly	DBAB	6/30/25	6,185,760		250,349
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/30/25	407,092		16,475
Equity Momentum	Fixed (0.188)%	Monthly	DBAB	6/30/25	14,102,299		549,808
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/30/25	1,005,229		39,191
Equity Value	Fixed (0.188)%	Monthly	DBAB	6/30/25	22,801,396		679,145
Equity Value	Fixed 0.00%	Monthly	DBAB	6/30/25	1,639,814		48,842
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,686,609	SEK	67,272
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	117,558		(13,668)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	36,134	GBP	(8,139)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	170,825	EUR	4,463

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/25	166,214	EUR	$6,878
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	290,634	EUR	7,333
Evonik Industries AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/25	292,277	EUR	14,543
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	72,466	EUR	20,561
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/26	570,380	EUR	(29,339)
Fairvest Litmited	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	1,146,225	ZAR	1,112
FastPartner AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/04/26	337,660	SEK	(6,370)
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/25	128,260	EUR	42,106
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/25	331,425	GBP	(15,802)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	120,453	EUR	29,927
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/25	4,492,511	ZAR	52,099
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	283,346	EUR	(10,775)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	57,423	GBP	45,615
Fresenius SE & Co. KGaA	Euro STR	Monthly	JPHQ	3/02/26	45,566	EUR	330
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	246,237	EUR	36,807
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/25	160,549	EUR	(36,476)
Future PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/27/26	91,437	GBP	(2,768)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	85,529	GBP	61,963
Gamma Communications PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/25	59,640	GBP	(303)
[c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/26	173,903		–
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	101,787	EUR	43,292
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	4,645,601	DKK	(177,636)
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	544,784	EUR	(173,209)
Gimv	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	261,210	EUR	(12,820)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/25	1,147,456	SEK	16,994
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	209,433	GBP	236,137
Greenyard	Euro STR + 0.35%	Monthly	JPHQ	10/24/25	40,544	EUR	(5,863)
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/25	241,458	EUR	33,356
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	186,224	EUR	(26,775)
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	44,506		(2,173)
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/11/25	179,480	EUR	5,018
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	30	GBP	1,598
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/25	127,288	CHF	(76,353)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	2,704,650	SEK	(34,277)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	4,017,363	DKK	60,963
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	4,366,415	NOK	(137,283)
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/25	146,409	EUR	(5,978)
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/25	181,291	GBP	6,720
Hannover Rueck SE	Euro STR + 0.35%	Monthly	JPHQ	2/27/26	99,510	EUR	995
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/26	3,767,096	ZAR	29,109
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/25	119,348	EUR	60,543
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	406,811	EUR	217,749
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	221,216	EUR	(6,336)
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/26	125,162	EUR	18,628
Hexatronic Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/18/25	1,494,155	SEK	(15,944)
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	99,340	CHF	13,749
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/26	280,353	GBP	40,648
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/25	307,910	GBP	19,021
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/25	2,390,080	NOK	(49,151)
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,560,429	SEK	83,598
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	272,738	CHF	156,082
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	357,304	EUR	(2,511)
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/26	495,490	EUR	(10,082)
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	613,001	SEK	17,559
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/25	4,226,270	SEK	(115,853)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/25	90,304		(27,918)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/25	81,274	GBP	(15,523)
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	34,635	GBP	(23,573)
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/25	6,605	EUR	(579)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	433,812	EUR	154,489
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/25	95,223	EUR	12,822

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	2,341,215	SEK	$54,583
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/25	60,052	EUR	8,180
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/25	174,212	GBP	245,729
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/25	156,212	EUR	72,508
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	2,040,267	ZAR	(7,400)
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	303,998	EUR	69,718
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/25	212,327	EUR	(5,838)
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/25	277,168	EUR	187,910
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	204,863	GBP	(59,120)
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/25	257,468	EUR	(35,720)
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/25	163,302	EUR	2,657
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/25	341,019	GBP	55,655
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/25	150,435	GBP	(3,748)
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	143,336	EUR	5,148
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	302,285	GBP	369,267
Kardex	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	256,793	CHF	(4,661)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	120,210	EUR	11,035
Kemira OYJ	Euro STR + 0.275%	Monthly	SEBA	7/17/25	383,638	EUR	113,137
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	134,099	GBP	(54,105)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	15,686		28,510
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	208,424		(12,053)
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/25	250,029	EUR	225,874
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,459,963	NOK	72,033
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	367,379	EUR	66,266
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	209,791	EUR	62,729
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/25	175,122	EUR	17,443
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	201,297	EUR	12,094
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/25	153,662	EUR	(10,360)
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	306,646	EUR	20,073
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/26	562,814	GBP	8,334
Land Securities Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	199,792	GBP	(18,900)
Landis Gyr	1-Day SARON + 0.35%	Monthly	JPHQ	6/27/25	458,078	CHF	(157,626)
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/26	38,980	EUR	(3,305)
Lastminute.com Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	14,097	CHF	(3,442)
Life Healthcare Group Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	7/17/25	2,391,282	ZAR	(7,871)
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/26	303,348	CHF	54,379
Lonza Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/20/25	165,463	CHF	14,434
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/25	4,662,049	SEK	178,616
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/25	64,062		12,552
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/25	606,902	SEK	772
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,379,222	SEK	82,167
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	187,294	EUR	39,506
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	66,324	EUR	5,919
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	320,066	GBP	137,000
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	152,120	GBP	30,527
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	119,066		(34,385)
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/26	117,656	EUR	4,141
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/25	269,984	EUR	126,162
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/25	114,176	EUR	40,162
Meko AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/25	1,461,259	SEK	(12,558)
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/25	136,859	EUR	1,176
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	66,027	EUR	(8,149)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	153,338	EUR	6,889
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	68,156	CHF	(10,461)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	231,659	GBP	(13,711)
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	400,351	GBP	84,655
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	4,679,296	SEK	267,281
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	152,822	CHF	(6,176)
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	220,465	EUR	(32,924)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	283,714	GBP	183,575
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/25	20,999		4,378

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,053,167	NOK	$(5,846)
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/25	3,353,737	ZAR	39,782
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/25	4,346,850	ZAR	86,449
Nabors Industries Ltd.	3-Month SOFR + 0.51%	Monthly	GSCO	4/18/25	62,312		(12,103)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/26	384,596	GBP	9,153
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	263,476	GBP	115,962
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,661,940	SEK	69,610
Nelly Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	351,009	SEK	3,443
Netel Holdings AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/18/25	230,893	SEK	(1,383)
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	10,070	GBP	(86)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	288,393	EUR	25,247
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/25	945,374	DKK	(37,364)
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	385,598	SEK	(884)
Ningbo Tuopu Group	1-Day FEDEF + 0.30%	Monthly	MSCS	2/10/26	240,853		(21,459)
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	27,809	GBP	459
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	2,661,464	DKK	27,831
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	422,306	EUR	48,675
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	349,108	EUR	109,377
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,361,458	SEK	17,844
Nordex SE	Euro STR	Monthly	JPHQ	12/01/25	411,649	EUR	52,933
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/25	4,042,229	NOK	(7,895)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/25	423,094	CHF	41,590
NP3 Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,867,075	SEK	6,669
Nyfosa AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	1,858,870	SEK	(12,264)
Obrascon Huarte Lain SA	1-Day FEDEF	Monthly	MSCO	12/17/25	67,510	EUR	34,887
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	1,697,096	NOK	(52,271)
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/25	1,098,150	NOK	(12,664)
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	1/08/26	226,517	NOK	(4,983)
Oesterreichische Post AG	1-Day FEDEF	Monthly	JPHQ	2/05/26	133,668	EUR	5,763
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,290,746	NOK	(130,470)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/25	3,530,948	ZAR	1,881
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	183,311	GBP	112,798
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	338,522	EUR	8,751
Orange	1-Day EONIA + 0.275%	Monthly	MSCO	8/18/25	312,303	EUR	42,465
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	49,909	EUR	(7,994)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	127,336	EUR	(21,593)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	165,504	GBP	32,041
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/25	420,276	EUR	137,909
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/25	2,421,631	DKK	78,731
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/25	2,166,285	NOK	(812)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/25	74,919	GBP	9,518
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/25	180,682	GBP	40,962
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/26	295,180		10,947
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,143,458	DKK	60,239
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/26	178,458	GBP	102,062
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,347,048	NOK	61,338
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/25	335,520		(10,878)
Picton Property Income Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/25	195,187	GBP	(27,200)
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/25	161,621		26,976
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	295,717	EUR	12,124
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	174,911	GBP	(29,530)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	122,153	EUR	86,683
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	252,002	EUR	101,408
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/25	504,446	ZAR	1,145
Qiagen NV	1-Day FEDEF	Monthly	JPHQ	7/17/25	135,827	EUR	(25,971)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/25	147,477	EUR	(8,135)
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	121,758	EUR	10,530
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/25	126,205	EUR	53,249
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	144,381		80,299
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	148,811	EUR	(30,185)
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/25	33,825	GBP	(3,183)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	2,753,603	ZAR	$(31,384)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/25	1,237,967	SEK	151,292
Regional REIT Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/25	207,195	GBP	(55,729)
Renold ORD	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	50,559	GBP	(14,943)
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/25	4,449	GBP	(192)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/25	3,109,544	ZAR	1,722
RHI Magnesita	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/25	114,100	GBP	(3,868)
Rieter	1-Day FEDEF	Monthly	JPHQ	12/18/25	46,147	CHF	1,549
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	510,697	CHF	33,785
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	917,746	DKK	22,570
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	97,867	GBP	88,975
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	443,775	EUR	35,770
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	2,267,504	SEK	9,766
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	181,219	EUR	2,177
Sainsbury J PLC	1-Day SONIA + 0.35%	Monthly	MSCO	12/04/25	161,022	GBP	–
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/25	210,971	EUR	17,275
Sanhua ORD	1-Day FEDEF	Monthly	MSCS	2/10/26	237,031		(17,510)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	8,411,287	ZAR	(28,595)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/25	13,334,107	ZAR	(313,379)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/26	830,073	NOK	46,143
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	337,958	GBP	(12,797)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,379,972	SEK	67,874
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/25	49,363	EUR	10,118
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/25	352,285	CHF	30,896
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/25	623,206	DKK	3,232
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/25	163,162	CHF	15,839
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/25	32,319	GBP	8,972
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,887,333	SEK	57,417
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	211,968	GBP	(4,894)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	526,619	CHF	(78,872)
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/26	2,592,845	EUR	(369,063)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	425,470	EUR	(25,908)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	5,311,555	SEK	(24,482)
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/25	4,882,397	SEK	81,154
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	432,891	SEK	3,558
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/25	369,052	EUR	(19,236)
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	160,352	EUR	7,363
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/25	128,411	EUR	(4,935)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	5,483	EUR	1,398
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	2,453,075	NOK	(33,815)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/25	333,974	EUR	62,873
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	5,646,106	ZAR	(2,190)
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/25	422,547	DKK	19,601
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	118,975	GBP	(74,608)
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/25	105,240	EUR	5,100
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	4,008,264	SEK	(5,009)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	271,371	GBP	279,165
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	54,767	EUR	10,471
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/25	144,375	GBP	(64,204)
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,639,003	SEK	(26,821)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,847,174	NOK	(54,899)
Storebrand ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	1,081,328	NOK	5,946
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	2,072,869	SEK	131,756
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	105,312	EUR	48,122
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	2,090,783	NOK	(21,064)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	419,658	CHF	60,499
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/25	2,825,327	ZAR	(5,994)
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	599,457	EUR	(206,562)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/25	3,299,687	SEK	26,290
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	359,711	CHF	162,905
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/25	181,115		173,462
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	247,902	EUR	30,081

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	187,561		$33,692
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	194,393	GBP	127,035
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	248,160	GBP	(61,313)
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	455,180	EUR	(8,159)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	323,917	EUR	109,816
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/26	80,509	EUR	32,281
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/25	2,061,626	SEK	27,976
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	6,656,498	ZAR	133,016
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	99,762		(3,890)
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/25	126,354	EUR	49,544
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/25	189,677	GBP	6,792
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/25	375,545	EUR	20,309
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	45,506	GBP	(23,265)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/25	7,020,189	ZAR	(120,622)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	336,028	EUR	320,785
TIM SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	118,297	EUR	397
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/25	67,447	EUR	90,175
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/25	118,560		47,284
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	78,006	GBP	(3,627)
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/25	284,657	EUR	19,922
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	412,314	CHF	(7,790)
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/25	281,037	EUR	(62,064)
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	202,151	EUR	155,531
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	212,600	EUR	100,259
Vaisala Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	58,692	EUR	(6,737)
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/25	407,791	EUR	(31,291)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	254,614	CHF	27,275
Van Elle Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/04/25	26,328	GBP	(994)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/25	530,155	NOK	(3,618)
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	88,595	CHF	7,209
VBG Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/26	468,923	SEK	(5,320)
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/25	2,186,828	NOK	54,297
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	25,882	GBP	(1,525)
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/25	2,359,922	EUR	90,192
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/25	384,417	EUR	8,152
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	94,775	GBP	(28,060)
Vestum AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/22/25	286,439	SEK	(4,215)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	236,822	EUR	97,276
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	236,305	EUR	53,133
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/26	2,208,193	SEK	10,951
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/26	205,303	GBP	2,622
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	195,088	EUR	42,996
Volvo Car AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/26	4,307,853	SEK	(135,842)
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	270,864	CHF	53,558
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/26/25	2,112,232	ZAR	3,691
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/25	132,319	CHF	19,908
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	5,243,627	NOK	(73,504)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/25	235,144	EUR	59,444
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	289,299	GBP	(266,313)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/25	1,426,024	ZAR	5,505
Webuild SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	434,057	EUR	273,455
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	150,015	EUR	16,185
Wereldhave Belgium NV	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	14,810	EUR	1,711
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	189,220	GBP	23,750
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/25	315,731	GBP	(59,581)
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	243,598	EUR	(90,077)
Xior Student Housing NV	Euro STR + 0.35%	Monthly	JPHQ	7/28/25	193,825	EUR	(10,274)
XPS Pensions Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	81,964	GBP	6,473
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	118,950	GBP	1,960
Zalando SE	Euro STR + 0.35%	Monthly	JPHQ	3/03/26	307,406	EUR	231,287
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	270,529	CHF	5,383

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	44,781	EUR	$(4,982)

							11,018,568

Equity Contracts – Short[d]
1&1 AG	Euro STR - 0.30%	Monthly	JPHQ	12/17/25	132,883	EUR	(16,745)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/25	45,638	GBP	2,066
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/25	51,148	EUR	(14,508)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	169,790	GBP	35,446
ABSA Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/25	866,781	ZAR	(2,974)
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/25	29,873	GBP	3,699
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	359,529	EUR	(125,730)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	2,902,936	SEK	(30,054)
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	84,094	GBP	(3,039)
Aegon	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	69	EUR	14
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/25	5,403,255	ZAR	57,888
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/25	1,555,359	ZAR	10,912
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/25	541,728	NOK	2,323
Air France-KLM	1-Day EONIA - 1.875%	Monthly	MSCO	3/20/25	114,775	EUR	4,816
Air Liquide	1-Day EONIA - 0.275%	Monthly	MSCO	6/20/25	103,494	EUR	(13,381)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	91,272	EUR	(8,318)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	245,298	EUR	(53,892)
Airtel Africa PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/09/26	128,371	GBP	2,274
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	131,726	EUR	19,258
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	2,711,957	NOK	(7,193)
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/25	2,396,840	NOK	42,007
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/25	543,136	NOK	31,601
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/25	238,232		3,421
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	406,976	CHF	(44,155)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/25	2,116,451	DKK	(108,146)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/25	341,240	EUR	(57,886)
Alten	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	189,245	EUR	(17,334)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	346,682	EUR	13,211
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/25	27,062	EUR	(11,531)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	192,097	EUR	17,391
Anglo American	1-Day SONIA - 0.30%	Monthly	MSCS	10/14/25	149,251	GBP	476
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/25	3,704,899	ZAR	20,377
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	82,412	GBP	15,958
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	461,205	EUR	(31,493)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/26	209,415	GBP	(12,634)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	237,519	CHF	(7,576)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/25	133,760		9,710
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/25	18,998		(58,040)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/25	322,917	GBP	38,379
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	5,424,070	ZAR	48,717
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/25	355,734	EUR	(57,378)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	1,913,790	SEK	(54,887)
Assura PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/31/25	39	GBP	5
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/25	112,690	EUR	17,763
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/25	182,930	GBP	106,060
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	1,615,422	SEK	1,128
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/25	250,916	GBP	(26,719)
Aurubis AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	29,242	EUR	(2,414)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	172,678	EUR	(280,027)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/25	101,079		6,351
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/25	2,455,341	NOK	(2,777)
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	2,769,388	SEK	(100,214)
Axfood AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	2,663,022	SEK	10,395
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	491,334	EUR	16,398
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/25	98,796	GBP	40,787
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/25	388,253	CHF	(104,981)
[c]Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/25	86,495	EUR	1,582

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/26	256,311	EUR	$(116,726)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/25	523,977	CHF	(32,931)
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	135,705	GBP	(385)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/25	339,074	CHF	75,878
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/25	308,103	EUR	(16,726)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/25	56,531	EUR	10,786
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/26	173,348	EUR	16,485
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	354,093	EUR	52,860
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	94,050	EUR	(3,211)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	3,217,620	SEK	(74,725)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	173,755	CHF	(16,129)
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/25	800,405	SEK	4,600
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/26	289,760	EUR	71,390
BHP Group Ltd.	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/25	137,026	GBP	21,667
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/25	3,057,543	ZAR	(1,926)
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/25	145,850	EUR	(1,476)
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/25	48,847	GBP	1,044
Bilia AB Ser. A	1-Week STIBOR - 0.275%	Monthly	SEBA	9/25/25	1,323,925	SEK	(12,642)
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,710,553	SEK	(22,133)
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/25	131,015	EUR	(18,323)
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	714,981	NOK	(18,051)
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	189,002	EUR	(16,496)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	408,541	EUR	(32,573)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/25	128,106	EUR	16,854
BPER Banca SpA	Euro STR - 0.30%	Monthly	BZWS	2/13/26	473,127	EUR	(3,769)
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/25	98,816	EUR	1,810
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	21,260	GBP	1,339
Brunel International	Euro STR - 0.30%	Monthly	JPHQ	6/20/25	32,626	EUR	(3,368)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	97,541	EUR	(28,650)
Bucher Industries	1-Day SARON - 0.35%	Monthly	JPHQ	7/31/25	277,409	CHF	(35,513)
Burberry Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	26,532	GBP	(12)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/25	758,159	NOK	2,214
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/25	61,605	CHF	1,903
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	532,804	EUR	142,818
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/25	2,072,866	NOK	(13,048)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/25	225,126	EUR	60,063
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	2,522,308	SEK	(34,120)
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/25	138,266	EUR	22,084
Capita PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	217,316	GBP	85,429
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/25	4,531,045	ZAR	(158,606)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	360,874	EUR	(41,134)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	126,457	EUR	15,318
Cashbuild Ltd.	1-Day SABOR - 0.88%	Monthly	MSCS	7/17/25	522,017	ZAR	(1,774)
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/25	3,975,588	SEK	46,004
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/25	221,854		(190,838)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/25	556,941	EUR	(14,483)
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/25	54,519	GBP	3,470
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	1,350,359	SEK	7,583
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/25	165,735	EUR	15,573
CIE Financiere Richmont	1-Day FEDEF	Monthly	JPHQ	2/11/26	61,678	CHF	(2,616)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/25	463,825	NOK	(7,201)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/25	337,011	EUR	(43,744)
Coface	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/26	133,648	EUR	(9,795)
Cofinimmo	Euro STR - 0.30%	Monthly	JPHQ	10/13/25	121,692	EUR	(8,325)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/25	64,256		(1,631)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	3,418,400	DKK	25,660
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/25	263,237	CHF	(54,040)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	239,852	EUR	30,817
Craneware PLC	1-Day SONIA - 0.275%	Monthly	MSCO	12/27/25	16,383	GBP	4,348
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	93,099	EUR	(11,603)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/25	230,847	GBP	51,632

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/25	398,681	GBP	$129,342
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/26	1,174,398	ZAR	(19,010)
CVC Capital Partners	Euro STR - 0.30%	Monthly	JPHQ	12/08/25	156,668	EUR	(173)
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/25	179,505	GBP	2,581
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/26	22,462	EUR	6,133
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	199,672		(44,449)
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/25	310,938	EUR	(66,165)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	44,317	EUR	(2,567)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/25	282,633	EUR	(36,279)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	67,884	EUR	14,881
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	173,826	EUR	(15,782)
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/25	120,088	GBP	27,431
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	208,913	EUR	(78,052)
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/25	293,911	EUR	497
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	430,229	GBP	136,137
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/25	61,089	EUR	(5,502)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	438,315		(168,470)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/25	4,359,059	ZAR	(69,365)
DiscoverIE Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	217,588	GBP	44,986
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	7,413,117	ZAR	(227,164)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,688,443	SEK	33,694
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/25	282,368	GBP	12,682
Dotdigital Group	1-Day SONIA - 0.30%	Monthly	MSCO	3/14/25	7,191	GBP	1,158
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/25	270,881	CHF	63,233
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/25	3,816,744	ZAR	(46,516)
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	414,280	EUR	9,505
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/25	3,609,738	DKK	(114,683)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/26	279,936	EUR	(6,125)
Dustin Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/11/25	359,830	SEK	638
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/25	115,942		9,380
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/25	92,420		(739)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	110,850	EUR	(37,081)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/25	286,917	EUR	99,168
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/25	257,315	EUR	(14,700)
Embracer Group AB	1-Day FEDEF	Monthly	SEBA	3/04/26	1,031	SEK	15
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	455,343	CHF	50,784
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/26	320,542	EUR	(53,142)
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	130,384	EUR	26,291
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	236,828	GBP	(4,249)
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/25	1,394,799	SEK	(22,834)
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/26	245,350	EUR	13,567
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/26	295,305	GBP	3,430
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	4,863,643	SEK	(29,883)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,342,936	SEK	(20,337)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/25	347,791	EUR	66,157
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	29,631	EUR	(11,609)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/25	222,405	GBP	89,641
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/25	144,111	EUR	22,207
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/26	3,057,603	NOK	(31,257)
EuroTeleSites AG	Euro STR - 6.00%	Monthly	JPHQ	8/26/25	26,996	EUR	(7,705)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	128,564	EUR	(12,451)
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/25	92,473	EUR	(34,789)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	195,924	GBP	(27,665)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	223,116	GBP	(71,286)
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	253,193	GBP	9,441
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/25	166,374	EUR	68
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	302,080	EUR	(156,763)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/25	290,124	GBP	101,436
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	278,335	EUR	(50,534)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/25	49,741	GBP	1,363
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/25	64,074	EUR	3,700
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/25	91,005	EUR	(40,835)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/25	1,092,803	DKK	$(18,347)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	140,742	CHF	(12,973)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	194,544	GBP	(118,270)
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/25	34,041	EUR	20,412
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/25	238,026	GBP	(3,665)
Fortnox AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	1,112,123	SEK	(1,822)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	45,713	EUR	25,341
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	431,906	EUR	(58,815)
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	43,419	GBP	(446)
Frontline PLC	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/25	4,111,067	NOK	75,799
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/25	165,270	GBP	840
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/26	158,713	EUR	5,285
Galderma Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/25	89,182	CHF	(27,247)
Galenica	1-Day SARON - 0.35%	Monthly	JPHQ	11/26/25	170,088	CHF	(11,643)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	273,052	CHF	(52,801)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	159,635	GBP	(16,754)
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	300,705	CHF	(8,495)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	356,201	EUR	(9,820)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	3,229,241	NOK	(97,467)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/25	117,247	EUR	5,035
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	185,517	GBP	25,966
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/26	139,730	EUR	(1,774)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	447,932	GBP	50,030
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	216,654	GBP	(39,478)
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/25	228,465	EUR	(67,560)
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/25	1,926,522	NOK	42,084
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	181,458	EUR	20,960
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	405,525	EUR	(277)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	163,512	EUR	8,251
Gulf Keystone Petroleum	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	88,505	GBP	(48,193)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	359,459	GBP	(91,906)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	138,140	EUR	14,671
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	1,073,821	SEK	27,852
Hanza AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/24/25	27,697	SEK	(212)
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/25	119,567	EUR	3,292
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/25	136,343	EUR	(30,809)
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/25	33,106	GBP	2,347
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/25	292,295	EUR	15,425
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/25	12,677		(18,978)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	175,543	EUR	(33,506)
Helvetia Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/18/25	253,578	CHF	(116,783)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	20,552	GBP	4,058
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	286,720	EUR	(138,238)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/25	32,171	EUR	(6,351)
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/25	1,344,788	SEK	(17,342)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/25	231,672	NOK	16,162
Hexpol AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/06/25	3,427,969	SEK	2,606
Himalaya Shipping Ltd.	1-Week NIBOR - 3.25%	Monthly	SEBA	8/28/25	806,679	NOK	6,592
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/25	3,692,566	SEK	(56,635)
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	114,429	GBP	4,329
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	1,840,682	SEK	(207)
Howden Joinery Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/18/25	206,878	GBP	40,294
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/25	651,163	SEK	3,758
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/25	57,349	GBP	(1,341)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/25	259,277	EUR	77,399
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/25	307,101	EUR	(13,705)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/25	268,270	GBP	(44,478)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/25	84,160	EUR	(34,588)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/25	33,788	GBP	3,399
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	139,265	EUR	(6,127)
[b]Immocemento SA	1-Day EONIA - 0.275%	Monthly	MSCO	1/13/26	–	EUR	(3,247)
Impala Platinum	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/25	4,034,886	ZAR	18,271

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Industria De Diseno Textil	1-Day EONIA - 0.275%	Monthly	MSCO	1/16/26	114,804	EUR	$(5,056)
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/25	1,182,444	SEK	(11,264)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	364,452	EUR	35,872
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/25	366,185	SEK	(788)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	172,295	GBP	(16,126)
Intermediate Capital Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/09/26	96,281	GBP	3,760
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/26	202,337	GBP	(52,541)
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	3,203,693	SEK	(82,065)
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	212,359	EUR	(13,339)
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/25	334,489	EUR	41,088
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/25	510,357	CHF	80,890
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/25	1,105,649	SEK	(1,811)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	644,723	SEK	(31,037)
IREN SPA	Euro STR - 0.30%	Monthly	JPHQ	11/11/25	397,536	EUR	(44,705)
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/25	184,722	EUR	(46,366)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	144,774	EUR	(9,332)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	97,592	GBP	5,362
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	43,401	GBP	7,667
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/25	141,440	EUR	17,491
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	203,852	GBP	(57,803)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	241,158	GBP	58,701
Jupiter Fund Management PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	27,118	GBP	3,517
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/25	112,876	EUR	(17,659)
Jyske Bank A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	11/14/25	1,099,177	DKK	(23,750)
K+S AG	Euro STR - 0.95%	Monthly	JPHQ	10/07/25	245,218	EUR	(54,352)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	886,833	SEK	(6,644)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	389,861	EUR	(79,809)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/25	184	EUR	(47)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/25	339,368	EUR	34,527
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	297,626	EUR	(47,473)
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/25	296,630	EUR	(29,042)
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	499,440	SEK	14,027
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/25	71,734		11,077
Kinnevik	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	5,607,190	SEK	161,598
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	49,750	EUR	(20,857)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	157,527	EUR	(32,900)
Knowit AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	784,052	SEK	(8,661)
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/25	181,405	EUR	7,130
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/25	448,361	CHF	158,473
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/25	161,690		5,000
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	272,832	CHF	39,603
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/25	133,180	EUR	21,484
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	2,336,943	SEK	(9,576)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/25	355,008	GBP	(31,892)
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	186,084	CHF	59,861
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	224,487	EUR	33,047
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/25	281,773		3,462
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	846,912	SEK	(11,141)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	237,063	EUR	(27,627)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/25	77,076	EUR	(2,278)
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	107,857	EUR	(18,016)
Liontrust Asset Management PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	27,707	GBP	1,037
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	312,806	GBP	(134,831)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	115,813	EUR	14,037
Lottomatica Group	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	211,637	EUR	(127,888)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	241,639	EUR	52,489
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/25	208,969	EUR	(2,923)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/25	350,350	NOK	2,934
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/25	241,489	EUR	(68,388)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/25	111,909	GBP	17,843
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/25	179,716	EUR	4,268
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/25	3,846,613	ZAR	(59,929)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,556,986	DKK	$(50,227)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	315,382		(228,085)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	252,374	CHF	(8,480)
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	53,750	GBP	(2,594)
Mercedes-Benz Group AG	Euro STR - 0.30%	Monthly	JPHQ	1/13/26	131,976	EUR	(10,926)
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/26	324,834	EUR	(29,510)
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	33,626	CHF	4,526
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/25	63,257	EUR	(1,187)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/25	226,012	EUR	86,800
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	387,708	EUR	(72,857)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	254,006		(202,288)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/25	2,298,620	SEK	(113,259)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/25	49,672		(2,725)
Moncler	Euro STR - 0.30%	Monthly	JPHQ	2/06/26	95,313	EUR	(8,117)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	60,500	GBP	17,486
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/25	79,431	GBP	(10,740)
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/25	1,854,437	ZAR	5,975
MultiChoice Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/25	5,275,063	ZAR	3,915
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/25	32,198	EUR	5,858
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/26	2,976,925	SEK	85,680
Nemetschek SE	Euro STR - 0.30%	Monthly	JPHQ	11/26/25	204,291	EUR	(33,042)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	221,584	EUR	106,735
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	204,769	CHF	(34,011)
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/25	52,389	CHF	(11,088)
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	420,282	EUR	56,232
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/25	5,056,194	SEK	96,084
[b]Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	–	SEK	(20,537)
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	1,620,242	SEK	17,960
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/25	471,207	EUR	111,271
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/26	2,699,876	ZAR	25,401
Norva24 Group AB	1-Day FEDEF	Monthly	SEBA	12/03/25	602,345	SEK	7,386
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	999,931	DKK	(10,683)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/25	49,439	EUR	19,882
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	184,024	GBP	61,123
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/25	330,212	EUR	101,218
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/25	2,202,353	DKK	44,147
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/25	5,808,877	ZAR	(250,429)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	168,548	GBP	28,224
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/25	126,838	GBP	23,062
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/25	1,549,094	NOK	1,816
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	51,311	EUR	(5,832)
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	1,646,426	SEK	(72,355)
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	266,200	CHF	(61,221)
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/25	178,857	EUR	9,578
Pearson ORD	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	142,902	GBP	(35,811)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	466,055	GBP	51,479
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/25	2,969,220	ZAR	(67,507)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	511,982	EUR	159,112
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/26	172,496	EUR	(267,553)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	427,556	GBP	1,152
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	410,736	EUR	74,622
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/25	5,731,981	ZAR	(60,630)
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/25	45,974	EUR	(4,421)
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	125,941	GBP	(16,015)
Platzer Fastigheter Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/04/25	1,246,738	SEK	5,402
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/25	231,775	EUR	(12,503)
PPHE Hotel Group Ltd.	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/25	69,741	GBP	(3,091)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/25	102,547	EUR	(21,936)
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	1,218,748	NOK	(44,498)
Proximus Group	Euro STR - 0.30%	Monthly	JPHQ	9/18/25	320,829	EUR	2,719
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	205,793	GBP	(101,114)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/25	336,525	GBP	20,995

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Prysmian	1-Day FEDEF	Monthly	JPHQ	2/06/26	108,343	EUR	$10,611
PSP	1-Day FEDEF	Monthly	JPHQ	12/03/25	63,767	CHF	(2,970)
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	115,176	GBP	16,698
Puuilo PLC	Euro STR - 2.75%	Monthly	SEBA	7/17/25	39,747	EUR	(3,143)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	169,537	GBP	23,720
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,449,310	SEK	(14,780)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	364,927	GBP	(35,199)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	95,418	EUR	5,948
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	105,196	EUR	(1,710)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	103,597	GBP	(5,741)
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/25	4,472,622	ZAR	(48,086)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/25	470,932	EUR	200,264
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/26	213,660	GBP	45,516
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/25	315,737	GBP	3,519
Resilient REIT Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/14/25	4,302,691	ZAR	(70,606)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	125,684	EUR	4,027
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	2,752,584	DKK	(71,583)
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	76,747	GBP	1,197
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/25	80,216	DKK	565
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/25	337,471	GBP	73,291
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/26	392,660	EUR	(40,530)
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/25	985,137	SEK	(1,256)
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	183,165	EUR	18,492
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/25	207,513	GBP	98,159
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	387,038	EUR	(96,056)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/25	412,653	GBP	98,284
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	165,668	GBP	15,573
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/25	1,887,089	NOK	28,386
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	227,147	EUR	(45,371)
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/25	287,482	EUR	(15,719)
Sandoz Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/25	140,963	CHF	(12,602)
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	2,461,228	SEK	(27,833)
Sanofi SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/01/25	124,080	EUR	(10,300)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	223,002		(35,789)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	440,953	EUR	(92,062)
Scandinavian Tobacco Group	1-Week CIBOR - 0.275%	Monthly	SEBA	6/12/25	509,755	DKK	(8,467)
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/25	800,883	NOK	3,542
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	4,171,709	NOK	(16,895)
Schibsted ASA	1-Day FEDEF	Monthly	SEBA	1/16/26	3,147,298	NOK	16,817
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	232,103	EUR	(25,605)
Schroders PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/20/26	158,049	GBP	(5,038)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	2,747,944	SEK	41,800
Sectra AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	1,284,448	SEK	(18,115)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	947,725	SEK	4,719
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/25	17,317	GBP	10,904
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/25	53,948	GBP	188
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	313,868	CHF	61,373
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/26	52,548	GBP	1,221
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	275,848	GBP	5,079
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/26	14,199	GBP	481
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	250,278	GBP	12,233
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/25	240,100	EUR	7,437
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	346,716	EUR	38,773
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	117,125	EUR	(36,715)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	277,541	EUR	(8,728)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	193,850	CHF	11,560
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/25	113,687	EUR	26,293
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/25	541,628	EUR	46,318
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	73,986	CHF	6,775
Skandinaviska Enskilda Bank	1-Day FEDEF	Monthly	SEBA	2/11/26	1,252,662	SEK	(7,469)
Sligro Food Group	Euro STR - 0.30%	Monthly	JPHQ	8/29/25	73,883	EUR	8,147

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
SMA Solar Technology AG	Euro STR - 9.80%	Monthly	JPHQ	7/29/25	108,782	EUR	$(2,559)
Smith & Nephew PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	77,195	GBP	(8,344)
Smurfit Westrock PLC	1-Day FEDEF	Monthly	MSCO	2/24/26	113,932	GBP	3,620
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	204,217	EUR	(13,792)
Softcat PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	243,605	GBP	18,375
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/25	94,219	CHF	25,231
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	177,231	EUR	57,745
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/25	140,090	GBP	85,874
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/25	43,623	EUR	19,667
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/25	39,764	GBP	3,890
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	85,378	CHF	6,860
Sopra Steria Group	1-Day FEDEF	Monthly	MSCO	2/04/26	47,884	EUR	6,548
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/25	3,205,744	ZAR	(8,334)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/25	1,177,650	NOK	(26,265)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/25	4,654,362	NOK	(158,356)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/25	2,640,543	NOK	(50,164)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/25	156,899	GBP	1,683
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	403,072	GBP	90,739
SSP Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/28/25	59,835	GBP	(38)
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/25	123,675	CHF	(10,013)
St James’s Place PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	121,509	GBP	(170,388)
Stadler Rail	1-Day FEDEF	Monthly	JPHQ	2/11/26	30,491	CHF	151
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	3,333,411	SEK	(250,214)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/25	600,876	EUR	7,838
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/25	585,574	EUR	(25,122)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/25	90,938	CHF	1,231
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/25	104,950	EUR	(3,808)
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/25	3,907,878	ZAR	11,224
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/25	170,643	GBP	8,464
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/25	1,629,090	SEK	(29,138)
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	5,179,371	SEK	(12,219)
Svitzer Group A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/25	871,094	DKK	15,372
Swatch Group	1-Day SARON - 0.35%	Monthly	JPHQ	7/30/25	269,963	CHF	(3,548)
Sweco AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/20/25	735,904	SEK	(39,680)
Swedbank AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/11/26	1,249,612	SEK	(4,440)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/25	157,028	CHF	(28,421)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/26	237,346	CHF	4,678
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	93,755	EUR	4,416
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	145,910	EUR	19,171
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	108	GBP	53
Tecan Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/10/26	161,582	CHF	45,501
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/25	251,236	EUR	60,515
Telefonica SA	1-Day EONIA - 0.35%	Monthly	MSCS	1/12/26	219,995	EUR	(7,484)
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	64,598	EUR	(11,986)
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	174,159	EUR	(4,402)
Text	1-Day FEDEF - 2.125%	Monthly	MSCO	8/07/25	95,138		24,192
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/25	1,729,763	NOK	(10,810)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/25	267,462	EUR	52,725
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/25	176,842	EUR	7,539
Tiger Brands	1-Day SABOR - 0.50%	Monthly	MSCO	6/25/25	1,908	ZAR	(28)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/25	110,169	EUR	(3,147)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	257,465	EUR	82,879
Tokmanni Group	Euro STR - 0.275%	Monthly	SEBA	8/27/25	83,454	EUR	(24,830)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/26	573,112	NOK	(10,126)
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	158,660	EUR	25,848
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	1,000,107	ZAR	24,434
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	75,052	EUR	(4,393)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/25	1,727,111	SEK	23,925
Truecaller AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/07/25	802,515	SEK	(41,269)
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	26,783	GBP	1,749
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/25	2,804,832	DKK	(37,376)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/25	50,801	EUR	(16,819)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
UCB	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	30,764	EUR	$673
UniCredit SpA	Euro STR - 0.30%	Monthly	BZWS	2/13/26	170,602	EUR	835
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	257,099	EUR	(35,173)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	335,588	GBP	38,224
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	320,891	EUR	31,313
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/25	55,492	EUR	(6,672)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	251,000	GBP	(5,889)
Utilities Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	706,344		6,434
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/25	112,133	EUR	26,108
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	299,288	CHF	18,891
Verallia	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/26	243,451	EUR	(20,946)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/25	197,777	EUR	107,496
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/25	88,881		14,713
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	136,408	EUR	(3,720)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	229,678	GBP	75,193
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	122,421	EUR	(16,073)
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/25	2,096,758	SEK	(10,809)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	229,484	EUR	(13,257)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/25	62,705	EUR	2,237
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	348,199	EUR	(34,440)
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/25	71,093	GBP	798
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/25	4,227,942	SEK	(45,645)
Vivendi	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/25	94,003	EUR	(16,940)
VNV Global AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/17/26	249,311	SEK	646
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	793,944	SEK	(2,853)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	204,198	EUR	31,514
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	135,359	EUR	(3,144)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	193,253	EUR	54,257
Wacker Neuson SE	Euro STR - 0.30%	Monthly	JPHQ	4/01/25	11,171	EUR	(2,331)
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/25	111	EUR	41
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	3,093,300	SEK	(2,922)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/26	72,777	CHF	(9,896)
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/26	123,898	GBP	16,003
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/25	61,867	EUR	(2,627)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/25	485,256	EUR	(68,031)
WH Smith PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	200,822	GBP	19,873
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/25	255,885	GBP	43,543
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	351,139	EUR	(32,805)
Wise PLC Class A ORD	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	86,283	GBP	3,181
WithSecure Corp.	Euro STR - 0.275%	Monthly	SEBA	4/22/25	71,720	EUR	22,419
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/25	241,792	GBP	25,019
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/25	8,168,909	ZAR	32,957
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/25	98,016	GBP	23,660
Wustenrot & Wurttembergis	Euro STR - 0.30%	Monthly	JPHQ	9/30/25	60,919	EUR	(3,053)
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/25	95,848		1,852
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,331,620	SEK	(5,488)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/25	158,139	EUR	(37,986)
YouGov ORD	1-Day SONIA - 0.30%	Monthly	MSCO	5/08/25	132,028	GBP	85,713
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/25	105,587	GBP	13,942
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	124,125	CHF	2,966
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/25	3,078,098	SEK	1,726
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	1,803,940	DKK	14,179
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	300,316	EUR	43,695
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/25	106,580	CHF	38,537

							(2,770,163)

Interest Rate Contracts – Long[a]
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	3/18/25	154,808		1,897

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Interest Rate Contracts – Long[a] (continued)
Nigerian Treasury Bonds	1-Day FEDEF	Monthly	CITI	2/10/26	175,263	$1,379

						3,276

Total - Total Return Swap Contracts						$8,409,827

*	In U.S. dollars unless otherwise indicated.
[a]	The Fund receives the total return on the underlying instrument and pays a variable financing rate.
[b]	Notional value rounds to less than 1.
[c]	Fair valued using significant unobservable input. See Note 7 regarding fair value investments.
[d]	The Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Abbreviations
Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BOFA	Bank of America, NA	CAD	Canadian Dollar	BOBL	Bundesobligation
BZWS	Barclays Bank PLC	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
CITI	Citigroup, NA	CNY	Chinese Yuan	BUBOR	Budapest Interbank Offered Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	CAC	Cotation Assistee en Continu
GSCO	Goldman Sachs International	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate
MSCO	Morgan Stanley & Co. LLC	DOP	Dominican Peso	COIR	Colombia Overnight Interbank Rate
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	CORRA	Canadian Overnight Repo Rate Average
SEBA	Skandinaviska Enskilda Banken AB	GBP	British Pound	DAX	Deutscher Aktienindex
		HUF	Hungarian Forint	DJIA	Dow Jones Industrial Average
		IDR	Indonesian Rupiah	ECX	European Climate Exchange
		JPY	Japanese Yen	EIBOR	Emirates Interbank Offered Rate
		KRW	South Korean Won	EMTN	Euro Medium-Tern Note
		KZT	Kazakhstani Tenge	EONIA	Euro OverNight Index Average
		MXN	Mexican Peso	ETF	Exchange Traded Fund
		NOK	Norwegian Krone	EURIBOR	Euro Interbank Offered Rate
		PEN	Peruvian Nuevo Sol	FEDEF	Federal Funds Effective Rate
		PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.
		PYG	Paraguay Guarani	FNMA	Federal National Mortgage Association
		RSD	Serbian Dinar	FRN	Floating Rate Note
		SEK	Swedish Krona	FTSE	Financial Times Stock Exchange
		TRY	Turkish Lira	HIBOR	Hong Kong Interbank Offered Rate
		ZAR	South African Rand	IBEX	Iberian Index
				ICE	Intercontinental Exchange
Index				JIBAR	Johannesburg Interbank Agreed Rate
CDX.EM	CDX Emerging Markets Index			JSE	Johannesburg Stock Exchange Index
CDX.NA.HY	CDX North America High Yield Index			KDR	MSCI Korean Index
CDX.NA.IG	CDX North America Investment Grade Index			KOSPI	Korean Composite Stock Price Index
ITRX.EUR	iTraxx Europe Index			MIB	Milano Italia Borsa
ITRX.EUR.XOVER	iTraxx Europe Crossover Index			NIBOR	Norwegian Interbank Offered Rate
				OAT	Obligation Assumable by the Treasurer
				PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
The following reference rates, and their values as of period end, are used for security description:				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
Reference Index	Reference Rate			SONIA	Sterling Overnight Index Average
1-Day EONIA	2.658%			SPDR	Standard & Poor’s Depositary Receipt
1-Day FEDEF	4.33			SPI	Swiss Performance Index
1-Day SABOR	7.465			STIBOR	Stockholm Interbank Offered Rate
1-Day SARON	0.429			STR	Short Term Rate
1-Day SONIA	4.455			TLREF	Turkish Lira Overnight Reference Rate
1-Month EIBOR	4.188			TOPIX	Tokyo Price Index
1-Month EURIBOR	2.463			TSX	Toronto Stock Exchange
1-Month HIBOR	3.96
1-Month SOFR	4.325
1-Week CIBOR	2.143
1-Week NIBOR	4.50
1-Week STIBOR	2.27
3-Month EURIBOR	2.464
3-Month JIBAR	7.558
3-Month KDR	0.515
3-Month SOFR	4.317
3-Month SONIA	4.668
6-Month BUBOR	6.50
Banxico Mexico 1 Month Rate	9.50
BRLCDI	13.150
China 7-Day Repo	1.90
COIR	8.952
Euro STR	2.658
SOFR	4.39
TLREF	44.636

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value

1,093,204	Atlas Security Products, zero cpn., 2/08/28	10/01/24	$917,038	$894,766

Total Restricted Securities (Value is 0.2% of Net Assets)			$917,038	$894,766

4. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At February 28, 2025, unfunded commitments were as follows:

Borrower	Unfunded Commitment

Altice USA Inc., Term Loan B	$88,303
Bausch Health Cos. Inc., Term Loan B	135,250
CoreLogic Inc., Term Loan B	429,455
First Brands Group LLC, First Lien 2021 Term Loan	1,120,374
First Brands Group LLC, First Lien Term Loan	343,057
K. Hovnanian Enterprises Inc., Refinancing Term Loan	778,000
K. Hovnanian Enterprises Inc., Term Loan RC	464,000
Liberty Latin, Bank Debt Term Loan	61,082
Multi-Color, Bank Debt Term Loan	582,420
Petco Health & Wellness Co. Inc., First Lien Term Loan	29,453
Project Soar, Backstop Term Loan	299,886
Project Soar, Secured Bridge Backstop Term Loan	499,921
Project Soar, Unsecured Bridge Backstop Term Loan	1,199,600
Upfield Group BV, Term Loan RC	136,294

$6,167,095

5. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February 28, 2025, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.06%	$882,000	$36,409,000	$(33,576,000)	$-	$-	$3,715,000	3,715,000	$80,359

6. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2025, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At February 28, 2025, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$552,851,795	$61,296,085	11.1%

[a]	The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

		Level 1		Level 2			Level 3			Total
Assets:
Investments in Securities[a]
Equity Investments[b]	$	109,989,865	$	2		$	944,852		$	110,934,719
Convertible Bonds		–		75,937,509			–			75,937,509
Convertible Bonds in Reorganization		–		47,039			10,224			57,263
Corporate Bonds and Notes		–		19,135,468			894,766			20,030,234
Corporate Bonds and Notes in Reorganization		–		625,311			–			625,311
Senior Floating Rate Interests		–		12,308,054			2,167,399			14,475,453
Foreign Government and Agency Securities		–		25,222,092			–			25,222,092
Foreign Government and Agency Securities in Reorganization		–		772,786			–			772,786
U.S. Government and Agency Securities		–		8,428,373			–			8,428,373
Options Purchased		254,518		5,944			–	[c]		260,462
Short Term Investments		233,407,345		30,866,935			–			264,274,280

Total Investments in Securities	$	343,651,728	$	173,349,513	[d]	$	4,017,241		$	521,018,482

Other Financial Instruments:
Futures Contracts	$	1,086,928	$	–		$	–		$	1,086,928
Forward Exchange Contracts		–		1,900,785			–			1,900,785
Swap Contracts		–		26,419,740			1,582			26,421,322
Unfunded Loan Commitments		–		54,348			–			54,348

Total Other Financial Instruments	$	1,086,928	$	28,374,873		$	1,582		$	29,463,383

Liabilities:
Other Financial Instruments:
Options Written	$	81,701	$	–		$	–	[c]	$	81,701
Securities Sold Short[a]		71,932,127		28,195,649	[e]		–			100,127,776
Futures Contracts		3,017,164		–			–			3,017,164
Forward Exchange Contracts		–		900,131			–			900,131
Swap Contracts		–		18,270,235			–	[c]		18,270,235
Unfunded Loan Commitments		–		63,621			13,808			77,429

Total Other Financial Instruments	$	75,030,992	$	47,429,636		$	13,808		$	122,474,436

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks, exchange traded funds, and preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 28, 2025.
[d]

Includes foreign securities valued at $13,804,013, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $2,173,839, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.